THE GABELLI WESTWOOD FUNDS
                           ==========================

                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2001

       EQUITY FUND                              SMALLCAP EQUITY FUND
       BALANCED FUND                            REALTY FUND
       INTERMEDIATE BOND FUND                   MIGHTY MITES(SM) FUND

TO OUR SHAREHOLDERS,
       We are pleased to provide the March 31, 2001, semi-annual report for the Gabelli Westwood Funds, including the Equity Fund, Balanced Fund, Intermediate Bond Fund, Small Cap Equity Fund, Realty Fund and Mighty Mites(SM) Fund.

MARKET COMMENTARY
       The last six months in the equity markets have tested even the bravest of investors' hearts, as the market experienced a correctional period not seen for over ten years. Throughout the fourth quarter of 2000 the domestic markets were roiled by economic releases, which seemed to indicate that the Federal Reserve's desired "soft landing" might not be achievable. As the markets began to discount the potential for a hard landing, the only equity asset class with positive returns for the quarter was real estate investment trusts ("REITs"). Investors sought the relative stability and high income stream of REITs, as well as the implied safety of U.S. Treasury and Agency bonds.

       Most market indices posted modest gains in January, as two 50 basis point reductions in the Federal Funds rate by the Federal Reserve Board ("Fed") acted as a catalyst for equities. As the quarter drew on, however, economic reality took hold and the market reacted to earnings reports for the fourth quarter of 2000. Hopes for a second-half recovery waned as economic and competitive pressures continued to squeeze profit margins. Technology and telecommunications issues, which had led the market higher in 1998 and 1999, before collapsing last year, again suffered the most. The end of the quarter was marked by the first decline in year over year profits since the fourth quarter of 1998, as damage spread from the technology sectors to all areas of the market. The Fed's decision to lower rates another 50 basis points in March was perceived by the market as insufficient.

       European stock markets underperformed domestic markets. In Japan, deflation intensified and Gross Domestic Product ("GDP") forecasts were reduced. At home, the California energy crisis continued as utility companies operated under severe capacity constraints. Indeed, equities were flat to down, the dollar was up, and commodity prices, including crude oil and natural gas, were lower. The economy bifurcated, as declining interest rates allowed the consumer to remain a positive factor for housing and autos, while the manufacturing sector continued to slow and businesses put capital expenditures on hold.

       Bonds were the assets of choice, extending the positive return trend of 2000. The U.S. Treasury yield curve experienced a major reshaping rally over the six month period: from an inverted curve, with short-term rates higher than long-term rates, to a more normally shaped upward sloping curve. Short-term Treasury yields declined 2%, and even the long bond's yield dropped 0.4%. Guiding the yield curve down were the Fed's eases, demand for bonds over stocks, and diminishing economic growth (1.0% GDP in the fourth quarter of 2000).


--------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. The net asset value of the Fund is reduced on the ex-dividend (payment) date by the amount of the dividend paid. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost. Performance of Class A shares does not reflect the effect of the maximum 4% front end sales charge. (See performance table on page 31.)

MULTI-CLASS SHARES
       The Gabelli Westwood Funds began offering Class B and Class C Shares on June 15, 2000. These shares are available at net asset value and subject to a contingent deferred sales charge if sold within a designated time period. Our Class AAA Shares remain no-load. The Board of Trustees determined that expanding the types of fund shares available through various distribution options will enhance the ability of the Funds to attract additional investors. The following discussion of fund performance focuses on our Class AAA and Class A Shares. The performance of Class B or Class C Shares (which have been outstanding for less than twelve months) would be slightly lower due to the additional expenses associated with these classes of shares.

EQUITY FUND
       We are pleased to announce that Morningstar has just rated the Equity Fund's Class AAA Shares 5 stars overall and for the five- and ten-year period ended March 31, 2001 among 2653 and 839 domestic equity funds, respectively. For the six months ended March 31, 2001, the Equity Fund Class AAA's total return declined 0.87% and the Class A's total return declined 0.99%. The Standard & Poor's ("S&P") 500 Index and the Lipper Multi-Cap Value Fund Average declined 18.74% and 1.16%, over the same six-month period. The S&P 500 Index is an unmanaged indicator of stock market performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. The Class AAA's total return rose 3.79% and the Class A's total return rose 3.58% over the trailing twelve-month period. The S&P 500 declined 21.67%, while the Lipper Multi-Cap Value Fund Average rose 2.96%, over the same twelve-month period.

       For the ten-year period ended March 31, 2001, the Class AAA's total return averaged 15.87% annually versus average annual total returns of 14.41% and 13.43% for the S&P 500 and Lipper Multi-Cap Value Fund Average, respectively. Since their respective inception dates of January 2, 1987 and January 28, 1994 through March 31, 2001, the Class AAA had a cumulative total return of 596.63% and the Class A had a cumulative total return of 202.82% which equate to average annual total returns of 14.59% and 16.69%, respectively.

       The Fund's large cap strategy outperformed in this unfavorable environment, assisted by an underweight position in technology and by strong stock selection in nearly every sector. Some of the strongest drivers of performance were the Fund's holdings in Basic Materials, Capital Goods, Financials (including REITs), and Utilities. Top performing stocks included Alcoa, MetLife, Progress Energy (Florida Progress was acquired by Carolina Power & Light), Anheuser-Busch, and Deere.

       Although many would view present market conditions as an outright warning against further equity investing, we see tremendous value being created in mid and large capitalization names. Specifically, we continue to see compelling value in Energy, Utilities, Financials, Capital Goods, and in very select
Technology names. The Fund's performance record continues to be recognized by well-known publications: MORNINGSTAR.COM ("Fund Manager Hall of Fame - Susan Byrne, Gabelli Westwood Equity", 2-20-01); THE WALL STREET JOURNAL ("As Shares Continue to Slip, Fund Manager Finds Value", 3-20-01); CNBC.COM ("A Fund Pro Knows Value", 3/8/01); and THE RUKEYSER INTERVIEW ("A Shining Light from the Lone Star State", 3/20/01).

BALANCED FUND
       We are pleased to announce that Morningstar has just rated the Balanced Fund's Class AAA Shares 4 stars overall and for the three- and five-year period ended March 31, 2001 among 4298 and 2653 domestic equity funds, respectively. For the six months ended March 31, 2001, the Balanced Fund Class AAA's total return was 2.12% and the Class A's total return was 2.08%. A blended composite of 60% of the Standard & Poor's ("S&P") 500 and 40% of the Lehman Brothers Government/Corporate Bond ("LBG/C") and the Lipper Balanced Fund Average declined 8.16% and 7.22%, respectively, over the same six-month period. Each index is an unmanaged indicator of investment performance, while the Lipper Average reflects the average performance of


--------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Morningstar proprietary ratings reflect historical risk adjusted performance as of March 31, 2001 and are subject to change every month. Morningstar ratings are calculated from a Fund's three, five and ten-year average annual returns in excess of 90-day T-Bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-Bill returns. The top 10% of the funds in a broad asset class receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star.

mutual funds classified in this particular category. The Class AAA's total return rose 6.60% and the Class A's total return rose 6.34% over the trailing twelve-month period. A blended composite of 60% of the Standard & Poor's ("S&P") 500 and 40% of the Lehman Brothers Government/Corporate Bond ("LBG/C") and the Lipper Balanced Fund Average declined 8.04% and 6.26%, respectively, over the same twelve-month period.

       For the five-year period ended March 31, 2001, the Class AAA's total return averaged 12.68% annually and the Class A's total return averaged 12.42% annually, versus average annual total returns of 11.48% and 9.51% for the blended composite of 60% of the S&P 500 and 40% of the LBG/C Index and the Lipper Balanced Fund Average, respectively. Since their respective inception dates of October 1, 1991 and April 6, 1993 through March 31, 2001, the Class AAA had a cumulative total return of 231.81% and the Class A had a cumulative total return of 175.41%, which equate to average annual total returns of 13.45% and 13.52%, respectively, excluding the effect of the front-end sales charge.

       The Balanced Fund is designed to give an investor exposure to equities but reduces overall risk through investment in short-to-intermediate fixed income securities. Strategies for the equity and fixed income funds, which are discussed in this letter, also apply to their respective components in the Balanced Fund.

INTERMEDIATE BOND FUND

       We are pleased to announce that Morningstar has just rated the Intermediate Bond Fund's Class AAA Shares 4 stars overall and for the five-year period ended March 31, 2001 among 1,319 taxable bond funds. For the six months ended March 31, 2001, the Intermediate Bond Fund produced a return of 7.29%, net of all fees and expenses. The Lehman Brothers Government/Corporate Bond ("LBG/C") Index and the Lipper Intermediate Investment Grade Debt Fund Average returned 7.71% and 6.88%, respectively, over the same six-month period. The Lehman Brothers Government/Corporate Bond Index is an unmanaged indicator of investment performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. The Fund was up 11.38% over the trailing twelve-month period. The LBG/C Index and the Lipper Intermediate Investment Grade Debt Fund Average rose 12.41% and 11.19%, respectively, over the same twelve-month period.

       For the five-year period ended March 31, 2001, the Fund's total return averaged 7.05% annually versus average annual total returns of 7.42% and 6.61% for the LBG/C Index and the Lipper Intermediate Investment Grade Debt Fund Average, respectively. Since inception on October 1, 1991 through March 31, 2001, the Fund had a cumulative total return of 85.12%, which equates to an average annual total return of 6.69%.

       The performance of the Fund reflected effective sector decisions and strong security selections: (1) The Fund over-weighted 3 top performing fixed income sectors: Yankee bonds ($-denominated debt issued by non-US organizations or governments), commercial mortgage-backed securities (CMBS), and high-rated corporate debt (AAA- and AA-rated); (2) the Fund under-weighted BBB-rated debt, which was a lower performing sector; and (3) the Fund's Financial and US Agency security selection contributed to the out-performance of both sectors versus the benchmark. Top performers included debt issued by Archstone Communities Trust, the World Bank, GTE Corp., and Freddie Mac.

       In response to the Fed's aggressive lowering of the Fed Funds rate by 1.5% during the first quarter of 2001, corporate yield spreads over comparable Treasuries tightened dramatically. For the six-month period, corporate and agency debt securities posted higher returns than U.S. Treasuries.

SMALLCAP EQUITY FUND

       For the six months ended March 31, 2001, the SmallCap Equity Fund's total return declined 33.74%. The Russell 2000 Index and the Lipper Small-Cap Growth Fund Average declined 12.96% and 30.61%, respectively, over the same six-month period. The Russell 2000 Index is an unmanaged indicator of investment performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. The Fund fell 35.35% over the trailing twelve-month period. The Russell 2000 and the Lipper Small-Cap Growth Fund Average fell 15.33% and 33.74%, respectively, over the same twelve-month period. Since inception on April 15, 1997 through March 31, 2001, the Fund had a cumulative total return of 62.41%, which equates to an average annual total return of 13.01%. Morningstar has rated the Fund's Class AAA Shares 2 stars overall and for the three-year period ended March 31, 2001 among 4298 domestic equity funds.

       The six months ended March 31, 2001 proved to be a performance challenge. An economic slowdown was accompanied by a market meltdown in technology and double-digit declines for most indices. Concern that a technology driven inventory correction and high energy prices were contributing to a general recession haunted the equity markets. Small capitalization growth stocks suffered, as sectors with high price-to-earnings ratios, such as technology and biotechnology, fell out of favor. During 2001, the Fund's technology holdings were reduced, and substitutions made in healthcare. On a long term basis we view technology and biotechnology as sources for growth, but near term we have lowered our exposure to control volatility.

       Outperforming Fund sectors were Energy, Consumer Staples, and Financial Services. Top performing stocks over the six-month period included Varian Medical Systems, Spinnaker Exploration, Barnes & Noble, CEC Entertainment and Guitar Center. As we enter the second quarter, the Fund is more diversified with a continued emphasis on earnings growth. The Fund increased commitments to Capital Goods, Healthcare, Transportation and Financial Services, in order to position the Fund to capitalize on a lower interest rate environment while continuing to seek growth. Small capitalization stocks historically have performed well as interest rates fall and economic growth begins to accelerate. The asset class remains attractive based upon historical valuations as well as upon comparison to large capitalization stocks.

THE REALTY FUND

       We are pleased to announce that Morningstar has just rated the Realty Fund 3 stars overall and for the three-year period ended March 31, 2001 among 4298 domestic equity funds. For the six months ended March 31, 2001, the Realty Fund's net asset value rose 1.91%, net of all fees and expenses. The National Association of REITs ("NAREIT") Index and the Lipper Real Estate Fund Average rose 4.61% and 1.63%, respectively, over the same six-month period. The NAREIT
Index is an unmanaged indicator of investment performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. The Fund rose 20.54% over the trailing twelve-month period. The NAREIT Index and the Lipper Real Estate Fund Average rose 24.43% and 21.59%, respectively, over the same twelve-month period. Since inception on September 30, 1997 through March 31, 2001, the Fund had a cumulative total return of 7.43%, which equates to an average annual total return of 2.07%.

       The Real Estate Investment Trust ("REIT") asset class was distinguished among equities by producing positive returns over the six-month period ending March 31, 2001. Real Estate Investment Trusts provided a safe-haven for investors, as the group outperformed the S&P 500 for the rocky period. Of particular appeal was the fact that REIT stocks historically have a low correlation with the broader market. An environment of declining rates reduces borrowing costs for REITs and emphasizes the relative attractiveness of REIT dividend yields: 7.5% for the NAREIT Index. The Fund's stellar performance sector was Health Care, with strong contributions from Public Storage, Manufactured Homes, and Regional Malls. Top performing securities included General Growth Properties, Regency Centers, Simon Property Group, Alexandria Real Estate Equities, Public Storage Inc., and Manufactured Home Communities.

       Despite the slowing economy, a lower construction level has kept real estate demand and supply in rough balance. Although REITs are not as undervalued now as they were a year ago, their prices are still approximately 10% below estimated net asset values. We believe that companies with strong management and long track records that have diversified their portfolios among supply-constrained markets will continue to do well.

MIGHTY MITES(SM) FUND

       For the six months ended March 31, 2001, the Mighty Mites Fund's total return was 0.06%. The Russell 2000 Index declined 12.96% while the Lipper Small-Cap Value Fund Average rose 6.38%, over the same six-month period. The Russell 2000 Index is an unmanaged indicator of investment performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. The Fund fell 1.00% over the trailing twelve-month period. The Russell 2000 Index fell 15.33% while the Lipper Small-Cap

Value Fund Average rose 15.68% over the same twelve-month period. Since inception on May 11, 1998 through March 31, 2001, the Fund had a total return of 60.19%, which equates to an average annual return of 17.69%.

       A weakening economy and disappointing corporate earnings continued to plague the stock market in the first quarter of 2001. Richly valued growth sectors, particularly technology, were hit the hardest, but value sectors also retreated as equity investors headed to the sidelines. As we prepare this letter, help is on the way in the form of additional Federal Reserve interest rate cuts and tax relief. However, we expect several more quarters of poor earnings comparisons to continue to cast a pall over the market. We believe the current inventory correction will be relatively short-lived and expect earnings to begin recovering in early 2002. The stock market should begin anticipating this earnings recovery in the second half of 2001. In the interim, we expect volatility to persist.

       Our noses remain affixed to the research grindstone, searching for small companies with big investment potential. One benefit of the sharp market correction is that we are finding a lot of terrific long-term opportunities. Having survived the worst of what the market has thrown at us over the last six months, we are confident the portfolio can prosper when investors regain confidence in equities.

       Small group broadcasters Beasley Broadcast Group, Granite Broadcasting, and Gray Communications, were among our best performers this quarter. Expectations that Federal Communications Commission rules restraining consolidation in the broadcast industry would be eliminated helped put group broadcasters back "in play." The rest of our top performers came from the usual eclectic group of industries including: golf equipment (Adams Golf), auto-parts (WHX Corp), financial services (First Mariner Bancorp.), and utilities (Consolidated Water Company). Our biggest losers also came from a variety of industry groups including media (CTN Media Group), drugs (Matrix Pharmaceuticals), technology (Oak Technology), and brewing (Genesee Corp.).

CAPITAL MARKETS OUTLOOK

       Westwood's capital markets analysis remains an important tool for assessing the risk/reward relationship for the various asset classes in which we invest on behalf of our shareholders. The most likely capital markets environment is "Slower, but Onward." We expect U.S. economic activity to slow in an uneven manner during 2001, however, we do not expect a recession. Energy prices, which have abated, will remain at high levels. To the extent that productivity gains fail to offset rising labor costs, profit margins will be compressed. Economic growth outside the U.S. is likely to outpace growth in the U.S., and the dollar should weaken modestly, especially versus the Euro. Fed easing will have a lagged effect on demand.

MINIMUM INITIAL INVESTMENT - $1,000

       The Fund's minimum initial investment for both regular and retirement accounts is $1,000. There are no subsequent investment minimums. No initial minimum is required for those establishing an Automatic Investment Plan.

WWW.GABELLI.COM

       Please visit us on the Internet. Our homepage at http://www.gabelli.com contains information about Gabelli Asset Management Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, quarterly reports, closing prices and other current news. You can send us e-mail at INFO@GABELLI.COM.

       Westwood maintains a website that we encourage you to visit to obtain further information as well as to share your comments: WWW.WESTWOODGROUP.COM. We appreciate your confidence and our team will continue to work hard in order to meet your investment objectives.

       In  our  efforts  to  bring  our   shareholders   more  timely  portfolio
information, Gabelli Fund's portfolio managers regularly participate in chat sessions at www.gabelli.com as reflected below.

                   WHO                WHEN
                   ---                ----
Special Chats:     Mario J. Gabelli   First Monday of each month
                   Howard Ward        First Tuesday of each month

       In addition, every Wednesday will feature a different portfolio manager. The upcoming Wednesday chat schedule is as follows:

                   MAY               JUNE               JULY
                   ---               ----               ----
1st Wednesday      Ivan Arteaga      Hart Woodson       July 4th - Holiday
2nd Wednesday      Walter Walsh      Kellie Stark       Charles Minter
3rd Wednesday      Jeff Fahrenbruch  Ivan Arteaga       Walter Walsh
4th Wednesday      Tim O'Brien       Barbara Marcin     Barbara Marcin

       All chat sessions start at 4:15 ET. Please arrive early, as participation is limited.

       You may sign up for our HIGHLIGHTS email newsletter at www.gabelli.com and receive early notice of chat sessions, closing mutual fund prices, news events and media sightings.

IN CONCLUSION

       The Fund's daily net asset value is available in the financial press and each evening after 6:00 PM (Eastern Time) by calling 1-800-GABELLI (1-800-422-3554) or 1-800-WESTWOOD (1-800-937-8966). Please call us during the business day for further information.

                                          Sincerely,


                                          SUSAN M. BYRNE
                                          President and Chief Investment Officer
April 17, 2001



              --------------------------------------------------------
                               NASDAQ SYMBOLS TABLE
              --------------------------------------------------------
                    Gabelli Westwood Fund        Nasdaq Symbols
                    ---------------------        --------------
                    Equity                           WESWX
                    Balanced                         WEBAX
                    Intermediate Bond                WEIBX
                    SmallCap Equity                  WESCX
                    Realty                           WESRX
                    Mighty MitesSM                   WEMMX
                    Equity - Class A                 WEECX
                    Balanced - Class A               WEBCX

THE GABELLI WESTWOOD EQUITY FUND
PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


     SHARES                                         COST               VALUE
     ------                                         ----               -----

              COMMON STOCKS -- 99.1%
              AVIATION: PARTS AND SERVICES -- 2.6%
     98,200   United Technologies Corp. .....   $  6,281,033       $  7,198,060
                                                ------------       ------------
              BUSINESS SERVICES -- 2.5%
    119,700   United Parcel Service Inc.,
                 Cl  B                             6,518,855          6,810,930
                                                ------------       ------------
              COMPUTER HARDWARE -- 7.4%
    281,400   Apple Computer Inc.+ ..........      5,637,587          6,210,498
    369,100   Compaq Computer Corp. .........      7,059,776          6,717,620
     74,800   International Business
                 Machines Corp. ................   7,278,356          7,194,264
                                                ------------       ------------
                                                  19,975,719         20,122,382
                                                ------------       ------------
              CONSUMER PRODUCTS -- 3.7%
    171,100   Avon Products Inc. ............      5,907,118          6,842,289
     47,400   Kimberly-Clark Corp. ..........      3,193,498          3,215,142
                                                ------------       ------------
                                                   9,100,616         10,057,431
                                                ------------       ------------
              DIVERSIFIED INDUSTRIAL -- 2.8%
    174,400   Tyco International Ltd. .......      7,747,011          7,539,312
                                                ------------       ------------
              ENERGY AND UTILITIES -- 21.5%
    106,300   Anadarko Petroleum Corp. ......      6,611,014          6,673,514
     72,700   Apache Corp. ..................      3,738,730          4,188,247
    229,700   CMS Energy Corp. ..............      6,812,718          6,796,823
    230,100   Conoco Inc., Cl. B ............      6,018,531          6,500,325
    107,006   Devon Energy Corp. ............      4,976,956          6,227,749
    171,600   Duke Energy Corp. .............      6,767,726          7,334,184
     81,900   Exxon Mobil Corp. .............      6,562,073          6,633,900
    164,700   Reliant Energy Inc. ...........      4,572,562          7,452,675
    160,600   Williams Companies Inc. (The) .      6,456,081          6,881,710
                                                ------------       ------------
                                                  52,516,391         58,689,127
                                                ------------       ------------
              ENERGY AND UTILITIES: INTEGRATED -- 2.6%
    163,360   Progress Energy Inc. ..........      7,117,293          7,035,915
    103,700   Progress Energy Inc., CVO+ ....         48,221             46,147
                                                ------------       ------------
                                                   7,165,514          7,082,062
                                                ------------       ------------
              ENTERTAINMENT -- 5.1%
    172,200   AOL Time Warner Inc.+ .........      7,664,274          6,913,830
    240,500   Disney (Walt) Co. .............      7,313,928          6,878,300
                                                ------------       ------------
                                                  14,978,202         13,792,130
                                                ------------       ------------
              EQUIPMENT AND SUPPLIES -- 1.2%
     91,000   Deere & Co. ...................      3,416,298          3,306,940
                                                ------------       ------------
              FINANCIAL SERVICES -- 12.9%
          1   ABN Amro Holding NV, ADR ......             23                 19
    180,800   American Express Co. ..........      8,016,477          7,467,040
    149,933   Citigroup Inc. ................      4,974,239          6,743,986
    111,200   Hartford Financial Services
                 Group Inc. .................      7,210,339          6,560,800
    156,000   JP Morgan Chase & Co. .........      7,156,829          7,004,400
    244,200   MetLife Inc.+ .................      6,426,791          7,338,210
                                                ------------       ------------
                                                  33,784,698         35,114,455
                                                ------------       ------------



     SHARES                                         COST               VALUE
     ------                                         ----               -----

              FINANCIAL SERVICES: BANKS -- 7.7%
    133,400   Bank of America Corp. .........   $  6,113,745       $  7,303,650
    263,800   KeyCorp .......................      6,987,226          6,806,040
    106,000   SunTrust Banks Inc. ...........      5,359,843          6,868,800
                                                ------------       ------------
                                                  18,460,814         20,978,490
                                                ------------       ------------
              FOOD AND BEVERAGE -- 5.1%
    152,900   Anheuser Busch Companies Inc. .      4,537,457          7,022,697
    169,400   Heinz (H.J.) Co. ..............      6,870,679          6,809,880
                                                ------------       ------------
                                                  11,408,136         13,832,577
                                                ------------       ------------
              HEALTH CARE -- 10.3%
    178,400   Aetna Inc.+ ...................      6,304,300          6,408,128
     95,500   Merck & Co. Inc. ..............      7,957,125          7,248,450
    143,573   Pharmacia Corp. ...............      6,727,774          7,231,772
     75,600   WellPoint Health Networks Inc.+      5,811,300          7,205,436
                                                ------------       ------------
                                                  26,800,499         28,093,786
                                                ------------       ------------
              METALS AND MINING -- 2.4%
    186,400   Alcoa Inc. ....................      4,586,583          6,701,080
                                                ------------       ------------
              PAPER AND FOREST PRODUCTS -- 2.5%
    231,000   Georgia-Pacific Group .........      6,288,937          6,791,400
                                                ------------       ------------
              REAL ESTATE INVESTMENT TRUSTS -- 2.0%
     67,300   Kimco Realty Corp. ............      2,699,665          2,893,900
     76,000   Vornado Realty Trust ..........      2,828,496          2,723,080
                                                ------------       ------------
                                                   5,528,161          5,616,980
                                                ------------       ------------
              RETAIL -- 2.4%
    185,200   Sears, Roebuck & Co. ..........      6,909,872          6,532,004
                                                ------------       ------------
              TELECOMMUNICATIONS -- 2.8%
     81,200   SBC Communications Inc. .......      3,644,967          3,623,956
     83,204   Verizon Communications ........      3,809,218          4,101,957
                                                ------------       ------------
                                                   7,454,185          7,725,913
                                                ------------       ------------
              TRANSPORTATION -- 1.6%
    112,700   Delta Air Lines Inc. ..........      5,062,543          4,451,650
                                                ------------       ------------

              TOTAL COMMON STOCKS ...........    253,984,067        270,436,709
                                                ------------       ------------

              TOTAL INVESTMENTS -- 99.1% .....  $253,984,067        270,436,709
                                                ============
              OTHER ASSETS AND
                LIABILITIES (NET) -- 0.9% ....                        2,365,662
                                                                   ------------
              NET ASSETS -- 100% .............                     $272,802,371
                                                                   ============
    --------------------
              For Federal tax purposes:
               Aggregate cost ...............                      $253,984,067
                                                                   ============
               Gross unrealized appreciation                       $ 21,898,623
               Gross unrealized depreciation                         (5,445,981)
                                                                   ------------
               Net unrealized appreciation ..                      $ 16,452,642
                                                                   ============
    +     Non-income producing security.
    ADR - American Depositary Receipt.

                See accompanying notes to financial statements.

THE GABELLI WESTWOOD BALANCED FUND
PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

     SHARES                                         COST               VALUE
     ------                                         ----               -----

              COMMON STOCKS -- 61.8%
              AVIATION: PARTS AND SERVICES -- 1.7%
     39,900   United Technologies Corp. .....   $  2,536,967       $  2,924,670
                                                ------------       ------------
              BROADCASTING -- 0.0%
          1   Clear Channel Communications Inc.+          64                 54
                                                ------------       ------------
              BUSINESS SERVICES -- 1.6%
     47,500   United Parcel Service Inc.,
                 Cl  B                             2,595,953          2,702,750
                                                ------------       ------------
              COMPUTER HARDWARE -- 4.7%
    114,000   Apple Computer Inc.+ ..........      2,284,919          2,515,980
    147,300   Compaq Computer Corp. .........      2,901,209          2,680,860
     29,700   International Business
                 Machines Corp. .............      2,878,848          2,856,546
                                                ------------       ------------
                                                   8,064,976          8,053,386
                                                ------------       ------------
              CONSUMER PRODUCTS -- 2.3%
     67,900   Avon Products Inc. ............      2,296,971          2,715,321
     17,600   Kimberly-Clark Corp. ..........      1,161,852          1,193,808
                                                ------------       ------------
                                                   3,458,823          3,909,129
                                                ------------       ------------
              DIVERSIFIED INDUSTRIAL -- 1.6%
     64,100   Tyco International Ltd. .......      2,859,483          2,771,043
                                                ------------       ------------
              ENERGY AND UTILITIES -- 13.3%
     43,300   Anadarko Petroleum Corp. ......      2,693,282          2,718,374
     21,500   Apache Corp. ..................      1,096,215          1,238,615
     92,700   CMS Energy Corp. ..............      2,746,964          2,742,993
     91,000   Conoco Inc., Cl. B ............      2,391,276          2,570,750
     43,438   Devon Energy Corp. ............      2,007,436          2,528,092
     67,500   Duke Energy Corp. .............      2,641,745          2,884,950
     32,800   Exxon Mobil Corp. .............      2,603,909          2,656,800
     63,900   Reliant Energy Inc. ...........      1,797,790          2,891,475
     64,400   Williams Companies Inc. (The) .      2,620,850          2,759,540
                                                ------------       ------------
                                                  20,599,467         22,991,589
                                                ------------       ------------
              ENERGY AND UTILITIES: INTEGRATED -- 1.6%
     42,300   Progress Energy Inc., CVO+ ....         19,669             18,824
     64,650   Progress Energy Inc. ..........      2,809,261          2,784,476
                                                ------------       ------------
                                                   2,828,930          2,803,300
                                                ------------       ------------
              ENTERTAINMENT -- 3.2%
     68,200   AOL Time Warner Inc.+ .........      3,070,303          2,738,230
     96,100   Disney (Walt) Co. .............      2,819,101          2,748,460
                                                ------------       ------------
                                                   5,889,404          5,486,690
                                                ------------       ------------
              EQUIPMENT AND SUPPLIES -- 0.8%
     36,900   Deere & Co. ...................      1,376,088          1,340,946
                                                ------------       ------------
              FINANCIAL SERVICES -- 4.9%
     71,800   American Express Co. ..........      3,131,023          2,965,340
     59,833   Citigroup Inc. ................      1,820,074          2,691,288
     62,200   JP Morgan Chase & Co. .........      2,886,520          2,792,780
                                                ------------       ------------
                                                   7,837,617          8,449,408
                                                ------------       ------------
              FINANCIAL SERVICES: BANKS -- 4.8%
     51,700   Bank of America Corp. .........      2,379,562          2,830,575
    104,300   KeyCorp .......................      2,758,933          2,690,940
     42,200   SunTrust Banks Inc. ...........      2,111,370          2,734,560
                                                ------------       ------------
                                                   7,249,865          8,256,075
                                                ------------       ------------



     SHARES                                         COST               VALUE
     ------                                         ----               -----


              FINANCIAL SERVICES: INSURANCE -- 3.2%
     44,200   Hartford Financial Services
                 Group Inc. ....................$  2,854,559       $  2,607,800
     97,500   MetLife Inc.+ .................      2,519,983          2,929,875
                                                ------------       ------------
                                                   5,374,542          5,537,675
                                                ------------       ------------
              FOOD AND BEVERAGE -- 3.2%
     60,900   Anheuser Busch Companies Inc. .      1,874,095          2,797,137
     67,600   Heinz (H.J.) Co. ..............      2,720,028          2,717,520
                                                ------------       ------------
                                                   4,594,123          5,514,657
                                                ------------       ------------
              HEALTH CARE -- 6.5%
     71,200   Aetna Inc.+ ...................      2,516,450          2,557,504
     38,100   Merck & Co. Inc ...............      3,120,257          2,891,790
     56,455   Pharmacia Corp. ...............      2,664,561          2,843,638
     30,500   WellPoint Health Networks Inc.+      2,281,529          2,906,955
                                                ------------       ------------
                                                  10,582,797         11,199,887
                                                ------------       ------------
              METALS AND MINING -- 1.5%
     72,800   Alcoa Inc. ....................      1,696,392          2,617,160
                                                ------------       ------------
              PAPER AND FOREST PRODUCTS -- 1.5%
     91,700   Georgia-Pacific Group .........      2,485,417          2,695,980
                                                ------------       ------------
              REAL ESTATE INVESTMENT TRUSTS -- 1.3%
     30,400   Kimco Realty Corp. ............      1,193,102          1,307,200
     25,500   Vornado Realty Trust ..........        915,073            913,665
                                                ------------       ------------
                                                   2,108,175          2,220,865
                                                ------------       ------------
              RETAIL -- 1.5%
     73,600   Sears, Roebuck & Co. ..........      2,742,029          2,595,872
                                                ------------       ------------
              TELECOMMUNICATIONS -- 1.6%
     32,400   SBC Communications Inc. .......      1,387,269          1,446,012
     28,538   Verizon Communications ........      1,328,687          1,406,923
                                                ------------       ------------
                                                   2,715,956          2,852,935
                                                ------------       ------------
              TRANSPORTATION -- 1.0%
     45,200   Delta Air Lines Inc. ..........      2,062,133          1,785,400
                                                ------------       ------------
              TOTAL COMMON STOCKS ...........     99,659,201        106,709,471
                                                ------------       ------------

  PRINCIPAL
   AMOUNT
   ------
              ASSET BACKED SECURITIES -- 1.0%

 $   40,556   EQCC Home Equity Loan Trust, 93-3
               Cl. A, 5.15%, 09/15/08 ........        39,162             40,512
  1,000,000   GS Mortgage Securities Corp. II,
               97-GL Cl. A2D, 6.94%, 07/13/30      1,011,934          1,041,170
    641,322   Premier Auto Trust, 1998-1A4,
               5.70%, 10/06/02 ...............       641,295            643,749
                                                ------------       ------------
               TOTAL ASSET BACKED SECURITIES       1,692,391          1,725,431
                                                ------------       ------------

              CORPORATE BONDS -- 10.2%

              COMPUTER HARDWARE -- 0.4%
    675,000   International Business Machines Corp.,
               7.25%, 11/01/02 ...............       676,610            697,896
                                                ------------       ------------


                See accompanying notes to financial statements.

THE GABELLI WESTWOOD BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                           COST               VALUE
   ------                                           ----               -----

              CORPORATE BONDS (CONTINUED)
              DIVERSIFIED INDUSTRIAL -- 0.8%
 $1,330,000   Tyco International Ltd.,
               6.38%, 06/15/05 ...............  $  1,323,991       $  1,342,236
                                                ------------       ------------
              ENERGY AND UTILITIES -- 0.9%
  1,500,000   Conoco Inc.,
               5.90%, 04/15/04 ...............     1,435,829          1,524,516
                                                ------------       ------------
              FINANCIAL SERVICES -- 4.0%
  1,200,000   Citigroup Inc.,
               6.75%, 12/01/05 ...............     1,239,287          1,251,426
  1,675,000   General Electric Capital Corp.,
               7.50%, 05/15/05 ...............     1,681,577          1,809,524
  1,100,000   General Motors Acceptance Corp.,
               5.75%, 11/10/03 ...............     1,083,646          1,102,356
    850,000   Golden State Holdings,
               7.13%, 08/01/05 ...............       843,942            830,051
  1,000,000   Goldman Sachs Group Inc.,
               6.65%, 05/15/09 ...............       985,217          1,000,753
    920,000   Nipsco Capital Markets Inc.,
               7.39%, 04/01/04 ...............       936,962            947,701
                                                ------------       ------------
                                                   6,770,631          6,941,811
                                                ------------       ------------
              REAL ESTATE INVESTMENT TRUSTS -- 1.5%
  1,600,000   Archstone Communities Trust,
               7.20%, 03/01/13 ...............     1,539,408          1,573,376
  1,030,000   Kimco Realty Corp.,
               7.46%, 05/29/07 ...............     1,057,530          1,060,684
                                                ------------       ------------
                                                   2,596,938          2,634,060
                                                ------------       ------------
              RETAIL -- 1.6%
  1,625,000   Neiman Marcus Group Inc.,
               6.65%, 06/01/08 ...............     1,623,561          1,519,521
  1,170,000   Wal-Mart Stores Inc.,
               7.50%, 05/15/04 ...............     1,233,867          1,251,424
                                                ------------       ------------
                                                   2,857,428          2,770,945
                                                ------------       ------------
              TELECOMMUNICATIONS -- 1.0%
  1,685,000   GTE Corp.,
               6.46%, 04/15/08 ...............     1,702,167          1,692,498
                                                ------------       ------------

              TOTAL CORPORATE BONDS .........    17,363,594         17,603,962
                                                ------------       ------------

              FOREIGN GOVERNMENT BONDS -- 0.6%

  1,000,000   Canadian Global Bond,
               6.75%, 08/28/06 ...............     1,054,055          1,070,222
                                                ------------       ------------



  PRINCIPAL
   AMOUNT                                           COST               VALUE
   ------                                           ----               -----

              U.S. GOVERNMENT OBLIGATIONS -- 14.3%
              U.S. TREASURY NOTES -- 14.3%
              U.S. Treasury Notes,
$ 1,590,000    5.75%, 06/30/01 ..............   $  1,590,103       $  1,595,652
  1,330,000    6.25%, 01/31/02 ..............      1,326,759          1,352,340
  5,000,000    6.63%, 04/30/02 ..............      5,046,240          5,130,145
  1,100,000    6.38%, 08/15/02 ..............      1,109,101          1,132,118
  1,700,000    7.25%, 05/15/04 ..............      1,748,673          1,837,268
  2,550,000    7.50%, 02/15/05 ..............      2,716,041          2,814,160
  1,875,000    7.00%, 07/15/06 ..............      1,981,085          2,076,204
  1,445,000    6.63%, 05/15/07 ..............      1,474,665          1,584,379
  3,400,000    6.13%, 08/15/07 ..............      3,362,951          3,641,454
  3,320,000    6.00%, 08/15/09 ..............      3,286,221          3,547,603
                                                ------------       ------------
                                                  23,641,839         24,711,323
                                                ------------       ------------
              TOTAL U.S. GOVERNMENT
               OBLIGATIONS ..................     23,641,839         24,711,323
                                                ------------       ------------

              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.6%

              FEDERAL HOME LOAN MORTGAGE CORP. -- 1.9%
              Federal Home Loan Mortgage Corp.,
  2,200,000    6.38%, 11/15/03 ...............     2,216,973          2,289,681
  1,000,000    6.63%, 09/15/09 ...............       969,310          1,061,663
                                                ------------       ------------
                                                   3,186,283          3,351,344
                                                ------------       ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 5.7%
              Federal National Mortgage Association,
  1,250,000    7.13%, 06/15/10 ...............     1,312,378          1,375,620
    923,412    7.00%, 11/01/14 ...............       938,152            945,081
  1,550,000    6.25%, 11/15/02 ...............     1,544,426          1,590,371
  1,625,000    6.50%, 08/15/04 ...............     1,619,201          1,701,677
  1,100,000    7.00%, 07/15/05 ...............     1,130,776          1,175,857
  1,265,000    6.00%, 05/15/08 ...............     1,212,513          1,301,278
  1,000,000    6.50%, 04/29/09 ...............       957,033            996,220
    695,880    6.00%, 05/01/11 ...............       688,821            699,854
                                                ------------       ------------
                                                   9,403,300          9,785,958
                                                ------------       ------------
              TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS ...........     12,589,583         13,137,302
                                                ------------       ------------
              TOTAL INVESTMENTS -- 95.5% .....  $156,000,663        164,957,711
                                                ============
              OTHER ASSETS AND
               LIABILITIES (NET) -- 4.5% .....                        7,833,355
                                                                   ------------
              NET ASSETS -- 100% ............                      $172,791,066
                                                                   ============
    --------------------
         For Federal tax purposes:
              Aggregate cost ................                      $156,000,663
                                                                   ============
              Gross unrealized appreciation .                      $ 11,112,654
              Gross unrealized depreciation .                        (2,155,606)
                                                                  -------------
              Net unrealized appreciation ...                      $  8,957,048
                                                                   ============
    +     Non-income producing security.
    ADR - American Depositary Receipt.

                See accompanying notes to financial statements.

THE GABELLI WESTWOOD INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                           COST               VALUE
   ------                                           ----               -----


              ASSET BACKED SECURITIES -- 3.3%
    $15,209   EQCC Home Equity Loan Trust,
               93-3 Cl. A, 5.15%, 09/15/08 ...  $     15,198       $     15,192
    225,000   GS Mortgage Securities Corp. II,
               97-GL Cl. A2D, 6.94%, 07/13/30        231,777            234,263
                                                ------------       ------------

               TOTAL ASSET BACKED SECURITIES .       246,975            249,455
                                                ------------       ------------


              CORPORATE BONDS -- 28.7%

              COMPUTER HARDWARE -- 1.0%
     75,000   International Business
               Machines Corp.,
               7.25%, 11/01/02 ...............        75,179             77,544
                                                ------------       ------------
              DIVERSIFIED INDUSTRIAL -- 2.0%
    150,000   Tyco International Ltd.,
               6.38%, 06/15/05 ...............       153,762            151,380
                                                ------------       ------------
              ENERGY AND UTILITIES -- 2.9%
    125,000   Conoco Inc.,
               5.90%, 04/15/04 ...............       119,652            127,043
     50,000   Forman Petroleum Corp.,
               13.50%, 06/01/04 (a)+ .........        50,498             16,000
     75,610   Niagara Mohawk Holdings Inc.,
               7.38%, 07/01/03 ...............        76,488             77,556
                                                ------------       ------------
                                                     246,638            220,599
                                                ------------       ------------
              FINANCIAL SERVICES -- 14.8%
    120,000   Citigroup Inc.,
               6.75%, 12/01/05 ...............       123,929            125,143
    225,000   General Electric Capital Corp.,
               7.50%, 05/15/05 ...............       228,413            243,070
    140,000   General Motors Acceptance Corp.,
               5.75%, 11/10/03 ...............       137,918            140,300
    150,000   Golden State Holdings,
               7.13%, 08/01/05 ...............       149,583            146,479
    125,000   Goldman Sachs Group Inc.,
               6.65%, 05/15/09 ...............       115,964            125,094
    200,000   International Bank for Reconstruction
               & Development,
               8.63%, 10/15/16 ...............       256,390            244,506
    100,000   Nipsco Capital Markets Inc.,
               7.39%, 04/01/04 ...............        98,228            103,011
                                                ------------       ------------
                                                   1,110,425          1,127,603
                                                ------------       ------------
              REAL ESTATE INVESTMENT TRUSTS -- 3.0%
    150,000   Archstone Communities Trust,
               7.20%, 03/01/13 ...............       144,767            147,504
     75,000   Kimco Realty Corp.,
               7.46%, 05/29/07 ...............        77,439             77,234
                                                ------------       ------------
                                                     222,206            224,738
                                                ------------       ------------
              RETAIL -- 4.3%
    120,000   Neiman Marcus Group Inc.,
               6.65%, 06/01/08 ...............       119,893            112,211
    200,000   Wal-Mart Stores Inc.,
               7.50%, 05/15/04 ...............       213,048            213,919
                                                ------------       ------------
                                                     332,941            326,130
                                                ------------       ------------



  PRINCIPAL
   AMOUNT                                           COST               VALUE
   ------                                           ----               -----

              TELECOMMUNICATIONS -- 0.7%
    $50,000   GTE Corp.,
               6.46%, 04/15/08 ...............  $     50,608       $     50,222
                                                ------------       ------------
              TOTAL CORPORATE BONDS ..........     2,191,759          2,178,216
                                                ------------       ------------

              FOREIGN GOVERNMENT BONDS -- 4.1%
    175,000   Canadian Global Bond,
               6.75%, 08/28/06 ...............       177,055            187,289
    125,000   Italy Global Bond,
               6.00%, 09/27/03 ...............       125,698            128,291
                                                ------------       ------------
               TOTAL FOREIGN
                 GOVERNMENT BONDS ............       302,753            315,580
                                                ------------       ------------

              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 20.8%

              FEDERAL HOME LOAN MORTGAGE CORP. -- 4.8%
    175,000   Federal Home Loan Mortgage Corp.,
               6.63%, 09/15/09 ...............       170,581            185,791
    175,000   Federal Home Loan Mortgage Corp.,
               Zero Coupon, 04/03/01 .........       174,977            174,976
                                                ------------       ------------
                                                     345,558            360,767
                                                ------------       ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 14.1%
              FNMA,
    102,361    6.00%, 05/01/11 ...............       101,292            102,946
    120,258    7.00%, 11/01/14 ...............       122,178            123,080
    210,000    6.25%, 11/15/02 ...............       208,201            215,470
    180,000    7.00%, 07/15/05 ...............       185,546            192,413
    225,000    7.13%, 03/15/07 ...............       224,529            244,959
    175,000    7.13%, 06/15/10 ...............       183,077            192,587
                                                ------------       ------------
                                                   1,024,823          1,071,455
                                                ------------       ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.9%
    141,398   GNMA, Pool #780977,
               7.50%, 12/15/28 ...............       138,858            145,159
                                                ------------       ------------
              TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS ............     1,509,239          1,577,381
                                                ------------       ------------

              U.S. GOVERNMENT OBLIGATIONS -- 39.7%
              U.S. TREASURY BILLS -- 5.3%
    400,000   U.S. Treasury Bill, 4.86% to 4.90%++,
               due 04/19/01 ..................       399,096            399,096
                                                ------------       ------------
              U.S. TREASURY BONDS -- 13.8%
              U.S. Treasury Bonds,
    240,000    7.25%, 05/15/16 ...............       272,547            283,119
    250,000    7.13%, 02/15/23 ...............       272,139            296,940
    440,000    6.13%, 11/15/27 ...............       455,117            470,113
                                                ------------       ------------
                                                     999,803          1,050,172
                                                ------------       ------------


                See accompanying notes to financial statements.

THE GABELLI WESTWOOD INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                           COST               VALUE
   ------                                           ----               -----


              U.S. GOVERNMENT OBLIGATIONS (CONTINUED)

              U.S. TREASURY NOTES -- 20.6%
              U.S. Treasury Notes,
   $140,000    6.25%, 01/31/02 ...............  $    141,327       $  142,352
     80,000    6.25%, 06/30/02 ...............        80,301           82,038
    115,000    6.25%, 02/15/03 ...............       115,931          119,103
    200,000    7.25%, 05/15/04 ...............       211,184          216,149
    160,000    7.50%, 02/15/05 ...............       174,212          176,575
    200,000    7.00%, 07/15/06 ...............       206,830          221,462
    265,000    6.63%, 05/15/07 ...............       272,033          290,561
    300,000    6.00%, 08/15/09 ...............       305,256          320,566
                                                ------------       ----------
                                                   1,507,074        1,568,806
                                                ------------       ----------

              TOTAL U.S. GOVERNMENT
               OBLIGATIONS ...................     2,905,973        3,018,074
                                                ------------       ----------
     SHARES
     ------
              WARRANTS -- 0.0%

              ENERGY AND UTILITIES -- 0.0%
         50   Forman Petroleum Corp.,
               13.50%, 06/01/04+ (a) .........             1                1
                                                ------------       ----------

              TOTAL INVESTMENTS -- 96.6% ...... $  7,156,700        7,338,707
                                                ============
              OTHER ASSETS AND
               LIABILITIES (NET) -- 3.4% ......                       255,466
                                                                   ----------
              NET ASSETS -- 100% ...............                   $7,594,173
                                                                   ==========
--------------------
              For Federal tax purposes:
               Aggregate cost ................                     $7,156,700
                                                                   ==========
               Gross unrealized appreciation .                     $  242,155
               Gross unrealized depreciation .                        (60,148)
                                                                   ----------
               Net unrealized appreciation ...                     $  182,007
                                                                   ==========

+   Non-income producing security.
++  Represents  annualized yield at date of purchase.
(a) Security fair valued under procedures established by the Board of Trustees.


                See accompanying notes to financial statements.

THE GABELLI WESTWOOD SMALLCAP EQUITY FUND
PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

     SHARES                                         COST               VALUE
     ------                                         ----               -----

              COMMON STOCKS -- 98.0%
              BUSINESS SERVICES -- 4.5%
      8,800   Corporate Executives Board (The)+ $    305,315       $    265,650
     14,200   Foster Wheeler Corp. ..........        243,965            255,032
     14,600   SpeechWorks International Inc.+        519,839             95,812
     25,600   Titan Corp.+ ..................        609,559            460,032
                                                ------------       ------------
                                                   1,678,678          1,076,526
                                                ------------       ------------
              COMPUTER SOFTWARE AND SERVICES -- 14.4%
     33,200   Actuate Corp.+ ................        632,927            317,475
     12,000   Aspen Technology Inc.+ ........        432,577            286,500
      8,100   BARRA Inc.+ ...................        346,962            437,400
     27,600   Caminus Corp.+ ................        593,175            564,075
     16,300   Carreker Corp.+ ...............        441,063            309,700
     13,900   Embarcadero Technologies Inc.+         446,518            231,087
     17,700   IntraNet Solutions Inc.+ ......        632,099            423,694
     11,149   NetIQ Corp.+ ..................        503,059            210,437
     22,400   Verity Inc.+ ..................        516,135            508,200
     22,800   Witness Systems Inc.+ .........        416,520            171,000
                                                ------------       ------------
                                                   4,961,035          3,459,568
                                                ------------       ------------
              ELECTRONICS -- 7.5%
      5,250   Brooks Automation Inc.+ .......        132,890            208,687
     17,250   Cymer Inc.+ ...................        478,261            373,117
      1,600   DuPont Photomasks Inc.+ .......         86,593             70,206
     13,100   PRI Automation Inc.+ ..........        377,558            224,337
      6,700   Rudolph Technologies Inc.+ ....        255,093            232,406
      9,800   Semtech Corp.+ ................        213,811            288,487
     12,600   Varian Semiconductor Equipment
                Associates Inc.+ ..............      409,184            402,413
                                                ------------       ------------
                                                   1,953,390          1,799,653
                                                ------------       ------------
              ENERGY AND UTILITIES -- 8.9%
     42,000   Grey Wolf Inc.+ ...............        279,749            273,000
      6,750   HS Resources Inc.+ ............        274,230            303,750
      9,100   Public Service Co. of New Mexico       229,118            263,991
     19,100   Spinnaker Exploration Co.+ ....        583,689            834,670
     14,600   Western Resources Inc. ........        375,738            470,850
                                                ------------       ------------
                                                   1,742,524          2,146,261
                                                ------------       ------------
              EQUIPMENT AND SUPPLIES -- 2.3%
     10,500   Flowserve Corp.+ ..............        225,670            235,620
     17,200   Milacron Inc. .................        376,012            311,492
                                                ------------       ------------
                                                     601,682            547,112
                                                ------------       ------------
              FINANCIAL SERVICES -- 6.3%
      8,662   Commerce Bancorp Inc. .........        396,232            519,720
      7,400   First Midwest Bancorp Inc. ....        201,433            208,310
     15,800   HCC Insurance Holdings Inc. ...        387,777            417,910
     21,300   Sterling Bancshares Inc. ......        414,367            372,750
                                                ------------       ------------
                                                   1,399,809          1,518,690
                                                ------------       ------------
              FOOD AND BEVERAGE -- 8.6%
     18,100   California Pizza Kitchen Inc.+         436,227            513,588
     13,650   CEC Entertainment Inc.+ .......        358,681            605,378
     11,300   Performance Food Group Co.+ ...        532,151            593,250
     14,200   Rare Hospitality
                International Inc.+..........        376,900            353,225
                                                ------------       ------------
                                                   1,703,959          2,065,441
                                                ------------       ------------
              HEALTH CARE: PHARMACEUTICALS -- 8.4%
     30,800   ILEX Oncology Inc.+ ...........        775,989            469,700
      8,700   Medicis Pharmaceutical
                Corp., Cl.A+.................        491,137            389,934




     SHARES                                         COST               VALUE
     ------                                         ----               -----


     17,400   Noven Pharmaceuticals Inc.+ ...   $    613,888       $    492,638
      6,000   Pharmaceutical Product
                Development Inc.+ .............      295,069            252,750
     20,300   PRAECIS Pharmaceuticals Inc.+ .        497,221            404,731
                                                ------------       ------------
                                                   2,673,304          2,009,753
                                                ------------       ------------
              HEALTH CARE: SERVICES -- 19.4%
     15,800   Accredo Health Inc.+                   386,833            516,463
      9,800   AdvancePCS+ ...................        332,986            531,803
     12,600   Albany Molecular Research Inc.+        555,784            441,000
     11,500   Apria Healthcare Group Inc.+ ..        278,709            278,070
     20,300   ArQule Inc.+ ..................        405,614            268,975
     30,700   CYTYC Corp.+ ..................        582,876            506,550
     11,900   Inverness Medical Technology Inc.+     306,798            309,995
      8,900   Luminex Corp.+ ................        296,304            164,094
      4,100   Molecular Devices Corp.+ ......        286,640            186,550
     12,000   Province Healthcare Co.+ ......        386,741            365,250
     14,700   Tanox Inc.+ ...................        513,252            285,731
     13,700   Triad Hospitals Inc.+ .........        376,743            387,025
      7,000   Varian Medical Systems Inc.+ ..        315,686            425,600
                                                ------------       ------------
                                                   5,024,966          4,667,106
                                                ------------       ------------
              HOTELS AND GAMING -- 2.2%
     26,700   Vail Resorts Inc.+ ............        482,400            534,000
                                                ------------       ------------
              RETAIL -- 11.0%
     18,600   Barnes & Noble Inc.+ ..........        377,968            444,540
      8,200   Charlotte Russe Holding Inc.+ .        218,288            243,950
     11,100   Christopher & Banks Corp.+ ....        347,979            334,388
     21,200   Coldwater Creek Inc.+ .........        634,434            475,728
     26,425   Cost Plus Inc.+ ...............        605,950            609,427
     15,500   Guitar Center Inc.+ ...........        227,489            273,188
     20,100   Tommy Hilfiger Corp.+ .........        291,277            258,285
                                                ------------       ------------
                                                   2,703,385          2,639,506
                                                ------------       ------------
              TRANSPORTATION -- 4.5%
      8,700   Forward Air Corp.+ ............        333,749            284,381
     21,250   Kansas City Southern
                Industries Inc. .............        296,710            301,750
     26,150   Swift Transportation Co. Inc.+         553,486            483,775
                                                ------------       ------------
                                                   1,183,945          1,069,906
                                                ------------       ------------
              TOTAL COMMON STOCKS ...........     26,109,077         23,533,522
                                                ------------       ------------
              TOTAL INVESTMENTS -- 98.0% .....  $ 26,109,077         23,533,522
                                                ============
              OTHER ASSETS AND
               LIABILITIES (NET) -- 2.0% .....                          481,984
                                                                   ------------
              NET ASSETS -- 100% ............                       $24,015,506
                                                                   ============
--------------------
              For Federal tax purposes:
               Aggregate cost ...............                      $ 26,109,077
                                                                   ============
               Gross unrealized appreciation                       $  1,867,959
               Gross unrealized depreciation                         (4,443,514)
                                                                   ------------
               Net unrealized depreciation                          $(2,575,555)
                                                                   ============
+     Non-income producing security.
ADR - American Depositary Receipt.

                See accompanying notes to financial statements.

THE GABELLI WESTWOOD REALTY FUND
PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------



     SHARES                                         COST               VALUE
     ------                                         ----               -----


              COMMON STOCKS -- 97.0%
              REAL ESTATE INVESTMENT TRUSTS -- 97.0%
              APARTMENTS -- 19.7%
      1,400   Apartment Investment &
                Management Co., Cl. A .......   $     65,698       $     62,230
      3,300   Archstone Communities Trust ...         76,642             81,180
      1,600   Avalon Bay Communities Inc. ...         69,054             73,296
      1,300   Camden Property Trust .........         39,188             43,225
      2,900   Equity Residential Properties Trust    138,032            150,887
      1,100   Post Properties Inc. ..........         39,628             38,500
      1,300   Smith (Charles E.) Residential
                Realty Inc. ...................       51,390             59,137
      3,300   United Dominion Realty Trust Inc.       40,772             41,910
                                                ------------       ------------
                                                     520,404            550,365
                                                ------------       ------------
              COMMERCIAL -- 2.2%
      1,500   Mission West Properties Inc. ..         19,941             19,050
      1,700   Prentiss Properties Trust .....         42,350             41,905
                                                ------------       ------------
                                                      62,291             60,955
                                                ------------       ------------
              DIVERSIFIED PROPERTY -- 7.6%
      1,100   Colonial Properties Trust .....         29,186             29,535
      2,966   Duke Realty Investments Inc. ..         68,023             68,663
      2,100   Liberty Property Trust ........         53,904             59,304
      1,500   Vornado Realty Trust ..........         56,277             53,745
                                                ------------       ------------
                                                     207,390            211,247
                                                ------------       ------------
              FINANCIAL SERVICES -- 1.6%
      1,800   Franchise Finance Corp. .......         42,159             44,856
                                                ------------       ------------
              HEALTH CARE -- 5.7%
      2,100   Health Care Property Investors Inc      64,660             71,232
      2,500   Healthcare Realty Trust Inc. ..         54,366             60,250
      1,400   Universal Health Realty
                Income Trust ................         28,214             28,210
                                                ------------       ------------
                                                     147,240            159,692
                                                ------------       ------------
              HOTELS -- 5.3%
      2,500   Hospitality Properties Trust ..         65,799             66,000
      4,600   Host Marriott Corp. ...........         52,326             53,728
      1,425   Meristar Hospitality Corp. ....         29,879             28,500
                                                ------------       ------------
                                                     148,004            148,228
                                                ------------       ------------
              INDUSTRIAL PROPERTY -- 8.6%
      2,300   AMB Property Corp. ............         51,729             56,580
        900   CenterPoint Properties Trust ..         38,299             41,985
      1,900   First Industrial Realty
                Trust Inc. ..................         56,742             60,116
      4,100   ProLogis Trust ................         87,793             82,328
                                                ------------       ------------
                                                     234,563            241,009
                                                ------------       ------------
              MANUFACTURED HOMES -- 1.5%
      1,500   Manufactured Home
                Communities Inc. ............         37,668             40,500
                                                ------------       ------------



     SHARES                                         COST               VALUE
     ------                                         ----               -----

              OFFICE PROPERTY -- 23.2%
      1,500   Alexandria Real Estate
                Equities Inc. ...............   $     49,302       $     56,625
      1,800   Arden Realty Inc. .............         41,829             42,480
      1,800   Boston Properties Inc. ........         68,901             69,210
      2,100   Brandywine Realty Trust .......         40,364             41,790
      1,200   Cousins Properties Inc. .......         31,657             30,012
      3,100   Crescent Real Estate Equities Co.       67,950             70,370
      6,684   Equity Office Properties Trust         189,270            187,152
      2,500   Great Lakes REIT Inc. .........         43,546             42,325
      1,700   Highwoods Properties Inc. .....         41,115             41,905
      1,000   Mack-Cali Realty Corp. ........         26,850             27,000
      1,500   SL Green Realty Corp. .........         41,701             41,175
                                                ------------       ------------
                                                     642,485            650,044
                                                ------------       ------------
              PUBLIC STORAGE -- 5.0%
      2,600   Public Storage Inc. ...........         64,273             68,250
      1,300   Sovran Self Storage Inc. ......         29,636             31,850
      1,200   Storage USA Inc. ..............         39,672             39,096
                                                ------------       ------------
                                                     133,581            139,196
                                                ------------       ------------
              SHOPPING CENTERS -- 16.6%
      1,600   CBL & Associates Properties Inc.        42,497             42,560
      1,300   General Growth Properties Inc.          43,742             45,435
      3,600   JDN Realty Corp. ..............         39,497             40,716
      1,300   Kimco Realty Corp. ............         52,689             55,900
      1,900   Pan Pacific Retail Properties Inc.      42,501             42,085
      3,000   Regency Centers Corp. .........         66,071             75,000
      3,900   Simon Property Group Inc. .....         98,618             99,840
      1,500   Weingarten Realty Investors ...         65,860             63,450
                                                ------------       ------------
                                                     451,475            464,986
                                                ------------       ------------
              TOTAL COMMON STOCKS ...........      2,627,260          2,711,078
                                                ------------       ------------
              TOTAL INVESTMENTS -- 97.0% .....  $  2,627,260          2,711,078
                                                ============
              OTHER ASSETS AND
               LIABILITIES (NET) -- 3.0% .....                           85,230
                                                                   ------------
              NET ASSETS -- 100% ............                        $2,796,308
                                                                   ============
--------------------
              For Federal tax purposes:
               Aggregate cost ...............                        $2,627,260
                                                                   ============
               Gross unrealized appreciation                        $   108,042
               Gross unrealized depreciation                            (24,224)
                                                                   ------------
               Net unrealized appreciation ..                      $     83,818
                                                                   ============


                See accompanying notes to financial statements.

THE GABELLI WESTWOOD MIGHTY MITES(SM) FUND
PORTFOLIO OF INVESTMENTS -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


     SHARES                                         COST               VALUE
     ------                                         ----               -----

              COMMON STOCKS -- 73.6%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.1%
     42,000   Scheib (Earl) Inc.+ ...........    $   231,225        $   105,000
     20,100   TransPro Inc. .................        116,282             53,265
                                                 -----------        -----------
                                                     347,507            158,265
                                                 -----------        -----------
              AVIATION: PARTS AND SERVICES -- 0.9%
     11,000   Aviall Inc.+ ..................        154,316             73,150
      3,500   Kaman Corp., Cl. A ............         60,690             57,312
                                                 -----------        -----------
                                                     215,006            130,462
                                                 -----------        -----------
              BROADCASTING -- 9.1%
     11,000   Acme Communications Inc.+ .....         65,447            116,188
      8,000   Beasley Broadcast Group, Inc. A+        67,040            120,000
     24,400   CTN Media Group Inc.+ .........        206,756             47,275
     22,000   Cumulus Media Inc., Cl. A+ ....        152,422            127,187
     10,000   Granite Broadcasting Corp.+ ...         49,613             14,687
     42,000   Gray Communications
                Systems Inc., Cl. B ...........      464,050            680,400
      4,600   On Command Corp.+ .............         41,150             28,750
     10,000   Salem Communications Corp., Cl  A+     192,844            162,500
                                                 -----------        -----------
                                                   1,239,322          1,296,987
                                                 -----------        -----------
              BUILDING AND CONSTRUCTION -- 0.9%
     16,000   Eagle Supply Group Inc.+ ......         56,475             20,000
      8,557   Homasote Co. ..................         62,469             90,383
      3,000   Huttig Building Products Inc.+          11,306             12,510
                                                 -----------        -----------
                                                     130,250            122,893
                                                 -----------        -----------
              BUSINESS SERVICES -- 3.0%
      5,000   Berlitz International Inc.+ ...         80,687             66,200
     37,000   Interep National Radio Sales Inc.,
                Cl. A+ ........................      180,920            156,094
      2,000   Lady Baltimore Foods, Cl. A+ ..        122,125            105,500
      5,000   Nashua Corp.+ .................         71,158             22,000
        654   National Stock Yards Co.+ .....         63,400             62,457
     10,000   PubliCard Inc.+ ...............         17,213             15,000
                                                 -----------        -----------
                                                     535,503            427,251
                                                 -----------        -----------
              CABLE -- 1.2%
     13,500   Mercom Inc.+ (a) ..............        153,360            162,000
                                                 -----------        -----------
              COMMUNICATIONS EQUIPMENT -- 0.9%
     10,000   Allen Telecom Inc.+ ...........         60,589            129,000
                                                 -----------        -----------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
      3,936   PSINet Inc.+ ..................         92,865                861
                                                 -----------        -----------
              CONSUMER PRODUCTS -- 1.3%
      1,000   Adams Golf Inc.+ ..............          1,313              1,187
      3,000   Marine Products Corp.+ ........          6,913              7,950
      2,000   National Presto Industries Inc.         70,069             59,900
      5,000   Water Pik Technologies Inc.+ ..         38,990             35,500
     27,000   Weider Nutrition International Inc.    131,130             77,490
                                                 -----------        -----------
                                                     248,415            182,027
                                                 -----------        -----------
              CONSUMER SERVICES -- 0.3%
     13,800   Bowlin Travel Centers Inc.+ ...         14,185             14,231
        188   DU Art Film Laboratories Inc.+          26,696             22,278
                                                 -----------        -----------
                                                      40,881             36,509
                                                 -----------        -----------



     SHARES                                         COST               VALUE
     ------                                         ----               -----

              DIVERSIFIED INDUSTRIAL -- 3.3%
      3,000   Ampco-Pittsburgh Corp. ........    $    35,800        $    35,250
     13,500   Harbor Global Co. Ltd.+ .......         63,021             90,281
      6,000   Lamson & Sessions Co.+ ........         47,925             43,920
      4,228   Quixote Corp. .................         66,287             93,544
      6,250   RWC Inc. ......................        204,225            201,719
      5,000   WHX Corp.+ ....................         21,160              6,950
                                                 -----------        -----------
                                                     438,418            471,664
                                                 -----------        -----------
              EDUCATIONAL SERVICES -- 0.6%
     10,000   ProsoftTraining.com+ ..........         77,594             78,750
                                                 -----------        -----------
              ELECTRONICS -- 0.4%
        500   Allen Organ Co., Cl. B ........         32,400             19,000
      1,500   Lab-Volt Systems Inc.+ ........          8,437              9,937
      5,500   Oak Technology Inc.+ ..........         19,594             32,484
                                                 -----------        -----------
                                                      60,431             61,421
                                                 -----------        -----------
              ENERGY AND UTILITIES: ELECTRIC -- 5.0%
     10,400   Bangor Hydro-Electric Co. .....        166,795            272,792
     10,100   El Paso Electric Co.+ .........         84,803            147,460
      7,100   Maine Public Service Co. ......        135,681            186,020
      4,300   Unitil Corp. ..................        121,490            110,725
                                                 -----------        -----------
                                                     508,769            716,997
                                                 -----------        -----------
              ENERGY AND UTILITIES: INTEGRATED -- 1.4%
      7,600   Florida Public Utilities Co. ..        116,317            114,000
      2,776   UtiliCorp United Inc. .........         65,231             89,831
                                                 -----------        -----------
                                                     181,548            203,831
                                                 -----------        -----------
              ENERGY AND UTILITIES: NATURAL GAS -- 8.0%
      7,000   Chesapeake Utilities Corp. ....        130,719            127,400
      4,421   Corning Natural Gas Corp. .....        104,113            104,999
      3,600   Delta Natural Gas Co. Inc. ....         62,375             69,750
      7,000   NUI Corp. .....................        183,631            189,000
      5,500   Penn Virginia Corp. ...........        103,725            205,095
      8,500   RGC Resources Inc. ............        167,731            170,000
      7,500   SEMCO Energy Inc. .............        116,712            106,500
      5,500   South Jersey Industries Inc. ..        153,431            162,250
                                                 -----------        -----------
                                                   1,022,437          1,134,994
                                                 -----------        -----------
              ENERGY AND UTILITIES: SERVICES -- 0.6%
      2,500   Petroleum Geo-Services ASA+ ...         38,225             22,375
      5,000   RPC Inc. ......................         25,212             61,400
                                                 -----------        -----------
                                                      63,437             83,775
                                                 -----------        -----------
              ENERGY AND UTILITIES: WATER -- 4.6%
      7,300   Artesian Resources Corp., Cl. A        176,619            184,325
      1,069   Artesian Resources Corp., Cl. B         34,146             27,527
      2,000   Birmingham Utilities Inc. .....         38,531             27,880
      2,760   California Water Service Group          61,330             78,936
      5,000   Connecticut Water Service Inc.         146,417            165,000
      1,000   Consolidated Water Co. Ltd. ...          7,500              9,500
      1,900   SJW Corp. .....................        121,745            151,525
        300   Torrington Water Co. ..........         12,375             14,175
                                                 -----------        -----------
                                                     598,663            658,868
                                                 -----------        -----------
              ENTERTAINMENT -- 2.2%
      1,000   Canterbury Park Holding Corp.+           5,125              6,750
      2,000   Fisher Companies Inc. .........        136,870            103,500
     35,000   GC Companies Inc.+ ............         82,171             78,050


                See accompanying notes to financial statements.

THE GABELLI WESTWOOD MIGHTY MITES(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

     SHARES                                         COST               VALUE
     ------                                         ----               -----

              COMMON STOCKS (CONTINUED)
              ENTERTAINMENT (CONTINUED)
     20,000   Integrity Inc., Cl. A .........    $    68,306        $    68,750
      4,000   LodgeNet Entertainment Corp. ..         44,021             58,500
                                                 -----------        -----------
                                                     336,493            315,550
                                                 -----------        -----------
              ENVIRONMENTAL SERVICES -- 1.7%
      1,000   Catalytica Energy Systems Inc.+         16,187             20,938
     31,700   Envirogen Inc.+ ...............         73,988             33,681
     13,700   Strategic Diagnostics Inc.+ ...        100,137             37,675
     29,800   Weston (Roy F.) Inc.+ .........         76,094            147,138
                                                 -----------        -----------
                                                     266,406            239,432
                                                 -----------        -----------
              EQUIPMENT AND SUPPLIES -- 6.1%
      3,000   Baldwin Technology Co. Inc., Cl. A+      6,712              3,930
     24,000   Barringer Technologies Inc. ...        139,269            261,000
     20,000   Core Materials Corp. ..........         61,000             16,000
     13,500   Docuport Inc.+ ................        139,313             27,000
      4,500   Eastern Co. ...................         76,419             64,800
     10,000   Itron Inc.+ ...................         64,281            118,750
     15,500   Raytech Corp.+ ................         64,800             45,725
     25,000   SL Industries Inc. ............        321,070            327,500
      1,000   SRS Labs Inc.+ ................          5,500              2,188
                                                 -----------        -----------
                                                     878,364            866,893
                                                 -----------        -----------
              FINANCIAL SERVICES -- 7.0%
      1,600   Berkshire Bancorp Inc. ........         54,731             48,800
      5,000   BKF Capital Group Inc. ........         86,646            105,000
      6,500   Cash America International Inc.         63,450             39,650
     10,100   Crazy Woman Creek Bancorp Inc.         129,666            131,300
      1,000   Danielson Holding Corp.+ ......          5,050              4,600
      2,400   East West Bancorp Inc. ........         30,775             46,200
      4,000   Fidelity National Corp. .......         30,375             22,500
      4,200   First Mariner Bancorp Inc.+ ...         26,381             23,100
      5,815   FleetBoston Financial Corp. ...        104,495            219,516
     16,000   J Net Enterprises Inc. ........        160,352             81,600
      2,900   Long Island Financial Corp. ...         32,963             41,325
     18,100   Vail Banks Inc. ...............        177,313            229,927
                                                 -----------        -----------
                                                     902,197            993,518
                                                 -----------        -----------
              FOOD AND BEVERAGE -- 1.2%
      7,500   Boston Beer Co. Inc., Cl. A+ ..         59,500             71,625
      3,000   Genesee Corp., Cl. B ..........         65,063             72,375
          1   Hain Celestial Group Inc.+ ....              7                 29
        400   J & J Snack Foods Corp.+ ......          6,216              6,725
      4,000   Pepsi-Gemex SA, GDR+ ..........         19,850             19,600
                                                 -----------        -----------
                                                     150,636            170,354
                                                 -----------        -----------
              HEALTH CARE -- 2.3%
        700   Boiron SA .....................         38,460             51,672
      6,000   Matrix Pharmaceutical Inc.+ ...         23,313             54,000
     11,000   Span-America Medical Systems Inc.       49,263             53,625
      4,000   SRI / Surgical Express Inc.+ ..         29,906             80,250
     30,000   Women First HealthCare Inc.+ ..         24,375             86,250
                                                 -----------        -----------
                                                     165,317            325,797
                                                 -----------        -----------
              HOME FURNISHINGS -- 0.0%
     20,000   Carlyle Industries Inc.+ ......         20,350              4,400
                                                 -----------        -----------





     SHARES                                         COST               VALUE
     ------                                         ----               -----

              HOTELS AND GAMING -- 1.4%
         27   Fair Grounds Corp. ............    $   163,460        $   193,725
      1,000   Magna Entertainment Corp., Cl .A+        7,500              4,188
                                                 -----------        -----------
                                                     170,960            197,913
                                                 -----------        -----------
              PUBLISHING -- 0.1%
      1,500   Hungry Minds Inc.+ ............         13,188             10,875
                                                 -----------        -----------
              REAL ESTATE -- 2.6%
      2,508   Biloxi Marsh Lands Corp. ......         20,624             21,945
     12,000   Calcasieu Real Estate &
              Oil Co. Inc.+ .................         66,250             55,500
         84   Case Pomeroy & Co. Inc., Cl. A          78,375             85,008
         82   Case Pomeroy & Co. Inc., Cl. B          98,986             81,016
      7,800   Gyrodyne Company of America Inc.+      140,463            130,650
                                                 -----------        -----------
                                                     404,698            374,119
                                                 -----------        -----------
              RETAIL -- 0.3%
      5,000   Lillian Vernon Corp. ..........         77,750             36,500
      3,000   Star Struck Ltd.+ .............         11,400              3,300
      5,000   Yogen Fruz World-Wide
              Inc., Cl. A+ ..................          6,746              3,779
                                                 -----------        -----------
                                                      95,896             43,579
                                                 -----------        -----------
              SPECIALTY CHEMICALS -- 0.9%
     20,000   General Chemical Group Inc. ...         16,650             16,000
     14,000   Material Sciences Corp.+ ......        136,481            112,700
                                                 -----------        -----------
                                                     153,131            128,700
                                                 -----------        -----------
              TELECOMMUNICATIONS -- 4.4%
      4,000   Adelphia Business Solutions Inc.+       53,687             19,000
        500   Choice One Communications Inc.+         10,000              3,094
      6,795   Community Service |
               TEL Communications ...........        212,480            147,791
     11,000   Conestoga Enterprises Inc. ....        205,012            170,500
      3,375   CoreComm Ltd. + ...............         16,935                369
      4,500   Electric Lightwave Inc., Cl. A+         67,750              9,422
         80   Horizon Telecom Inc.+ .........          9,250             12,675
        339   Horizon Telecom Inc., Cl. B+ (a)        39,073             53,710
        500   Lexcom Telephone Co. ..........         20,000             25,000
      1,892   New Ulm Telecom Inc.+ .........         58,690             64,328
      3,900   Shenandoah Telecommunications Co.       90,869            119,438
      9,000   Startec Global Communications Corp.     75,685              5,063
                                                 -----------        -----------
                                                     859,431            630,390
                                                 -----------        -----------
              WIRELESS COMMUNICATIONS -- 0.8%
      4,000   Leap Wireless International Inc.+       24,000            112,250
        152   TeleCorp PCS Inc., Cl. A+ .....          3,600              2,290
                                                 -----------        -----------
                                                      27,600            114,540
                                                 -----------        -----------
               TOTAL COMMON STOCKS ..........     10,459,662         10,472,615
                                                 -----------        -----------

              PREFERRED STOCKS -- 0.3%
              BUSINESS SERVICES -- 0.3%
      6,000   MindArrow Systems Inc., Pfd.,
               Ser. C+ (a) ..................        150,000             52,313
                                                 -----------        -----------

                See accompanying notes to financial statements.

THE GABELLI WESTWOOD MIGHTY MITES(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


     SHARES                                         COST               VALUE
     ------                                         ----               -----

              WARRANTS -- 0.0%
              BUILDING AND CONSTRUCTION -- 0.0%
        400   Eagle Supply Group Inc. + .....    $       450        $        56
                                                 -----------        -----------
              BUSINESS SERVICES -- 0.0%
      1,200   MindArrow Systems Inc.,
               expire 04/15/01+ (a) .........              0                  0
                                                 -----------        -----------
               TOTAL WARRANTS ...............            450                 56
                                                 -----------        -----------
  PRINCIPAL
   AMOUNT
   ------
              U.S. GOVERNMENT OBLIGATIONS -- 25.8%
 $3,682,000   U.S. Treasury Bills,
               4.77% to 5.26%++,
               due 04/12/01 to 05/24/01 .....      3,669,077          3,669,077
                                                ------------       ------------
               TOTAL INVESTMENTS -- 99.7% ....  $ 14,279,189         14,194,061
                                                ============
              OTHER ASSETS AND
               LIABILITIES (NET) -- 0.3%                                 38,798
                                                                   ------------
              NET ASSETS -- 100%                                   $ 14,232,859
                                                                   ============
--------------------
              For Federal tax purposes:
               Aggregate cost                                      $ 14,279,189
                                                                   ============
               Gross unrealized appreciation                       $  1,831,279
               Gross unrealized depreciation                         (1,916,407)
                                                                   ------------
               Net unrealized depreciation                         $    (85,128)
                                                                   ============
+   Non-income producing security.
++  Represents annualized yield at date of purchase.
(a) Security fair valued under procedures established by the Board of Trustees

                See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      EQUITY       BALANCED   INTERMEDIATE   SMALLCAP       REALTY      MIGHTY
                                                       FUND           FUND      BOND FUND   EQUITY FUND      FUND    MITES(SM) FUND
                                                    ------------  ---------   ------------  -----------   ---------- --------------
ASSETS:
  Investments, at value
    (Cost $253,984,067, $156,000,663,
    $7,156,700, $26,109,077, $2,627,260
    and $14,279,189, respectively) .............   $270,436,709  $164,957,711  $7,338,707   $23,533,522   $2,711,078  $14,194,061
  Cash .........................................      1,723,608     5,720,061     171,726       449,924       47,375          316
  Dividends and interest receivable ............        211,051     1,077,786     108,417         3,158       17,729       12,485
  Receivable for Fund shares sold ..............        327,683       993,344          --            --          649           --
  Receivable for investments sold ..............      2,226,870       696,389          --       114,304      143,444           --
  Receivable from advisor ......................             --            --       7,025            --       23,822           --
  Deferred organizational expense ..............             --            --          --         2,542        2,645       20,014
  Other assets .................................          7,687         5,645       1,474         2,099        7,313       24,445
                                                   ------------  ------------  ----------   -----------   ----------  -----------
  TOTAL ASSETS .................................    274,933,608   173,450,936   7,627,349    24,105,549    2,954,055   14,251,321
                                                   ------------  ------------  ----------   -----------   ----------  -----------
LIABILITIES:
  Dividends payable ............................             --            --      30,170            --           --           --
  Payable for Fund shares redeemed .............         12,037            --          --            --           --        2,294
  Payable for investments purchased ............      1,737,523       456,732          --        62,784      157,148        8,284
  Payable for investment advisory fees .........        231,837       110,788          --        19,998           --        4,845
  Payable for distribution fees ................         58,473        38,587       1,566         5,179          599        3,039
  Other accrued expenses .......................         91,367        53,763       1,440         2,082           --           --
                                                   ------------  ------------  ----------   -----------   ----------  -----------
  TOTAL LIABILITIES ............................      2,131,237       659,870      33,176        90,043      157,747       18,462
                                                   ------------  ------------  ----------   -----------   ----------  -----------
  NET ASSETS ...................................   $272,802,371  $172,791,066  $7,594,173   $24,015,506   $2,796,308  $14,232,859
                                                   ============  ============  ==========   ===========   ==========  ===========
NET ASSETS CONSIST OF:
  Share of beneficial interest, at par value ...   $     28,145  $     15,158  $      720   $     2,325   $      307  $     1,258
  Additional paid-in capital ...................    245,435,100   158,615,804   7,849,161    32,626,423    3,037,522   14,017,667
  Accumulated (distributions in excess of)
    net investment income ......................        204,354         1,877          --      (211,308)      (4,251)      35,701
  Accumulated (distributions in excess of)
    net realized gain on investments ...........     10,682,130     5,201,179    (437,715)   (5,826,379)    (321,088)     263,361
  Net unrealized appreciation (depreciation)
    on investments .............................     16,452,642     8,957,048     182,007    (2,575,555)      83,818      (85,128)
                                                   ------------  ------------  ----------   -----------   ----------  -----------
  TOTAL NET ASSETS .............................   $272,802,371  $172,791,066  $7,594,173   $24,015,506   $2,796,308  $14,232,859
                                                   ============  ============  ==========   ===========   ==========  ===========
SHARES OF BENEFICIAL INTEREST ($0.001 par value)
  Class AAA ....................................     27,803,683    14,512,663     717,454     2,324,289      306,754    1,253,909
  Class A ......................................        239,074       645,144          --            --           --        4,280
  Class B ......................................          1,421           161       2,057           274           --           --
  Class C ......................................            488            --          --            --           --           --
NET ASSET VALUE (offering and redemption
  price per share)
  Class AAA ....................................          $9.69        $11.40      $10.55        $10.33        $9.12       $11.31
  Class A ......................................           9.67         11.37          --            --           --        11.31
Maximum offering price per share
  (NAV/0.96, based on maximum
  sales charge of 4.00% of the
  offering price at March 31, 2001) ............          10.07         11.84          --            --           --        11.78
  Class B ......................................           9.69(a)      11.40(a)    10.55(a)      10.33(a)        --           --
  Class C ......................................           9.68(a)         --          --            --           --           --

----------------------------
(a)   Redemption price varies based on length of time held.

                See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------


                                                      EQUITY       BALANCED   INTERMEDIATE   SMALLCAP       REALTY      MIGHTY
                                                       FUND           FUND      BOND FUND   EQUITY FUND      FUND    MITES(SM) FUND
                                                    ------------  ---------   ------------  -----------   ---------- --------------
INVESTMENT INCOME:
  Dividends ....................................   $  2,117,817  $   858,264   $     --    $     12,719   $ 64,263    $119,919
  Interest .....................................             --    1,876,560    216,553              --         --      76,757
                                                   ------------  -----------   --------    -------------  --------    --------
  TOTAL INVESTMENT INCOME ......................      2,117,817    2,734,824    216,553          12,719     64,263     196,676
                                                   ------------  -----------   --------    -------------  --------    --------
EXPENSES:
  Investment advisory fees .....................      1,175,652      588,361     21,531         148,801     14,004      73,171
  Distribution fees -- AAA .....................        291,146      186,762      8,975          37,200      3,501      18,140
  Distribution fees -- A .......................          5,530       18,630         --              --         --         120
  Distribution fees -- B .......................              1           --          1              --         --          --
  Distribution fees -- C .......................              6           --          2              --         --          --
  Legal and audit fees .........................         29,220       25,665      8,397          10,691      4,744      13,128
  Custodian fees ...............................         21,467       16,776      3,824          12,627      5,449      10,218
  Shareholder services fees ....................        113,592       49,536      5,108          11,167      2,559      12,067
  Registration fees ............................         16,438       12,607     13,930          15,064     14,768      16,332
  Shareholder report expenses ..................         13,886       11,158        475           1,893         39       3,423
  Organizational expenses ......................             --           --         --           1,261        886       4,765
  Trustee fees .................................          5,222        3,792        174             831         57         436
  Miscellaneous expenses .......................          4,894        4,702      2,334           1,940      1,290       1,354
                                                   ------------  -----------   --------    -------------  --------    --------
  TOTAL EXPENSES ...............................      1,677,054      917,989     64,751         241,475     47,297     153,154
                                                    ------------  -----------   --------    -------------  --------    --------
  LESS:
  Expense reimbursements .......................             --           --    (25,949)         (5,045)   (24,242)    (40,004)
    Custodian fee credits ......................        (21,467)     (16,776)    (2,924)        (12,403)    (1,996)     (3,063)
                                                   ------------  -----------   --------    -------------  --------    --------
    TOTAL REIMBURSEMENTS AND CREDITS ...........        (21,467)     (16,776)   (28,873)        (17,448)   (26,238)    (43,067)
                                                   ------------  -----------   --------    -------------  --------    --------
    TOTAL NET EXPENSES .........................      1,655,587      901,213     35,878         224,027     21,059     110,087
                                                   ------------  -----------   --------    -------------  --------    --------
  NET INVESTMENT INCOME (LOSS) .................        462,230    1,833,611    180,675        (211,308)    43,204      86,589
                                                    ------------  -----------   --------    -------------  --------    --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain (loss) on investments ......     14,205,021    6,993,865     50,474      (4,191,327)    88,016     442,143
  Net change in unrealized appreciation
    (depreciation) on investments ..............    (17,850,574)  (5,692,775)   282,115      (7,773,229)   (86,269)    535,756)
                                                   ------------  -----------   --------    -------------  --------    --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS .............................     (3,645,553)   1,301,090    332,589     (11,964,556)     1,747     (93,613)
                                                   ------------  -----------   --------    -------------  --------    --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ....................   $ (3,183,323) $ 3,134,701   $513,264    $(12,175,864)  $ 44,951    $ (7,024)
                                                   ============  ===========   ========    ============   ========    ========

                See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               EQUITY FUND                      BALANCED FUND
                                                               -----------                      -------------
                                                       FOR THE SIX       FOR THE         FOR THE SIX       FOR THE
                                                       MONTHS ENDED     YEAR ENDED       MONTHS ENDED     YEAR ENDED
                                                      MARCH 31, 2001   SEPTEMBER 30,    MARCH 31, 2001   SEPTEMBER 30,
                                                        (UNAUDITED)        2000          (UNAUDITED)         2000
                                                      --------------   -------------    --------------   -------------
OPERATIONS:
    Net investment income (loss) ...................   $    462,230     $     (2,155)    $  1,833,611     $  3,409,452
    Net realized gain on investment transactions ...     14,205,021       25,882,023        6,993,865
                                                                                                            13,222,898
    Net change in unrealized appreciation
         (depreciation) on investments .............    (17,850,574)       4,190,659       (5,692,775)
                                                                                                             2,577,133
                                                       ------------     ------------     ------------     ------------
    Net increase in net assets
        resulting from operations ..................     (3,183,323)      30,070,527        3,134,701       19,209,483
                                                       ------------     ------------     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income
      Class AAA ....................................       (257,876)        (302,833)      (1,788,887)      (3,247,703)
      Class A ......................................             --               --          (76,871)        (172,185)
                                                       ------------     ------------     ------------     ------------
                                                           (257,876)         302,833)      (1,865,758)      (3,419,888)
                                                       ------------     ------------     ------------     ------------
    In excess of net investment income
        Class AAA ..................................             --          (22,008)              --               --
                                                       ------------     ------------     ------------     ------------
                                                                 --          (22,008)              --               --
                                                       ------------     ------------     ------------     ------------
    Net realized gain on investment transactions
      Class AAA ....................................    (25,966,111)     (17,441,545)     (12,658,294)     (10,466,471)
      Class A ......................................       (257,434)        (240,928)         642,947)        (609,682)
                                                       ------------     ------------     ------------     ------------
                                                        (26,223,545)     (17,682,473)     (13,301,241)     (11,076,153)
                                                       ------------     ------------     ------------     ------------
    Total distributions to shareholders ............    (26,481,421)     (18,007,314)     (15,166,999)     (14,496,041)
                                                       ------------     ------------     ------------     ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
    Proceeds from shares issued
        Class AAA ..................................     92,465,060       81,135,460       39,927,783       30,921,934
        Class A ....................................        286,671          255,688          291,154          412,304
        Class B ....................................         13,569               --            1,819               --
        Class C ....................................          5,000               --               --               --
                                                       ------------     ------------     ------------     ------------
                                                         92,770,300       81,391,148       40,220,756       31,334,238
                                                       ------------     ------------     ------------     ------------
    Proceeds from reinvestment of dividends
        Class AAA ..................................     25,018,078       17,107,065       14,055,365       13,256,283
        Class A ....................................        253,313          235,889          550,716          633,532
                                                       ------------     ------------     ------------     ------------
                                                         25,271,391       17,342,954       14,606,081       13,889,815
                                                       ------------     ------------     ------------     ------------
    Cost of shares redeemed
        Class AAA ..................................    (21,724,662)     (61,115,587)     (16,424,793)     (69,596,123)
        Class A ....................................        (76,490)        (713,375)        (648,384)      (2,997,685)
                                                       ------------     ------------     ------------     ------------
                                                        (21,801,152)     (61,828,962)     (17,073,177)     (72,593,808)
                                                       ------------     ------------     ------------     ------------
    Net increase (decrease) in net assets from
        shares of beneficial interest transactions.      96,240,539       36,905,140       37,753,660      (27,369,755)
                                                       ------------     ------------     ------------     ------------
    Net increase (decrease) in net assets ..........     66,575,795       48,968,353       25,721,362      (22,656,313)
NET ASSETS:
    Beginning of period ............................    206,226,576      157,258,223      147,069,704      169,726,017
                                                       ------------     ------------     ------------     ------------
    End of period ..................................   $272,802,371     $206,226,576     $172,791,066     $147,069,704
                                                       ============     ============     ============     ============


                See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                     INTERMEDIATE BOND FUND            SMALLCAP EQUITY FUND
                                                  -----------------------------  -------------------------------
                                                   FOR THE SIX      FOR THE        FOR THE SIX       FOR THE
                                                  MONTHS ENDED     YEAR ENDED      MONTHS ENDED     YEAR ENDED
                                                  MARCH 31, 2001  SEPTEMBER 30,   MARCH 31, 2001   SEPTEMBER 30,
                                                   (UNAUDITED)       2000          (UNAUDITED)        2000
                                                  --------------  -------------   --------------   -------------
OPERATIONS:
   Net investment income (loss) ................   $   180,675     $   313,749     $   (211,308)   $   (427,143)
   Net realized gain (loss) on investment
       transactions ............................        50,474        (116,187)      (4,191,327)      7,258,848
   Net change in unrealized appreciation
      (depreciation) on investments ............       282,115         165,410       (7,773,229)       (121,098)
                                                   -----------     -----------     ------------    ------------
   Net increase (decrease) in net assets
      resulting from operations ................       513,264         362,972      (12,175,864)      6,710,607
                                                   -----------     -----------     ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA ................................      (180,620)       (313,749)              --              --
      Class B ..................................            (8)             --               --              --
      Class C ..................................            (6)             --               --              --
                                                   -----------     -----------     ------------    ------------
                                                      (180,634)       (313,749)              --              --
                                                   -----------     -----------     ------------    ------------
   In excess of net investment income
      Class AAA ................................            --             (41)              --              --
                                                   -----------     -----------     ------------    ------------
                                                            --             (41)              --              --
                                                   -----------     -----------     ------------    ------------
   Net realized gain on investment transactions
      Class AAA ................................            --              --       (8,090,260)     (1,022,838)
                                                   -----------     -----------     ------------    ------------
   Total distributions to shareholders .........      (180,634)       (313,790)      (8,090,260)     (1,022,838)
                                                   -----------     -----------     ------------    ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
      Class AAA ................................     5,724,815       1,099,707       13,359,271      33,361,801
      Class B ..................................        21,664              --            2,779              --
      Class C ..................................         9,509              --               --              --
                                                   -----------     -----------     ------------    ------------
                                                     5,755,988       1,099,707       13,362,050      33,361,801
                                                   -----------     -----------     ------------    ------------
   Proceeds from reinvestment of dividends
      Class AAA ................................       129,378         271,492        8,003,596       1,013,812
                                                   -----------     -----------     ------------    ------------
                                                       129,378         271,492        8,003,596       1,013,812
                                                   -----------     -----------     ------------    ------------
   Cost of shares redeemed
      Class AAA ................................    (5,065,793)     (1,182,888)     (11,994,736)    (25,513,729)
      Class C ..................................        (9,491)             --               --              --
                                                   -----------     -----------     ------------    ------------
                                                    (5,075,284)     (1,182,888)     (11,994,736)    (25,513,729)
                                                   -----------     -----------     ------------    ------------
   Net increase in net assets from
      shares of beneficial interest transactions       810,082         188,311        9,370,910       8,861,884
                                                   -----------     -----------     ------------    ------------
   Net increase (decrease) in net assets .......     1,142,712         237,493      (10,895,214)     14,549,653
NET ASSETS:
   Beginning of period .........................     6,451,461       6,213,968       34,910,720      20,361,067
                                                   -----------     -----------     ------------    ------------
   End of period ...............................   $ 7,594,173     $ 6,451,461     $ 24,015,506    $ 34,910,720
                                                   ===========     ===========     ============    ============


                See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                           REALTY FUND                  MIGHTY MITES(SM) FUND
                                                  ------------------------------   ------------------------------
                                                   FOR THE SIX       FOR THE        FOR THE SIX        FOR THE
                                                   MONTHS ENDED     YEAR ENDED      MONTHS ENDED      YEAR ENDED
                                                  MARCH 31, 2001   SEPTEMBER 30,   MARCH 31, 2001    SEPTEMBER 30,
                                                    (UNAUDITED)        2000          (UNAUDITED)         2000
                                                  --------------   -------------   --------------    ------------
OPERATIONS:
Net investment income ..........................   $    43,204     $    90,117     $     86,589    $     54,149
   Net realized gain (loss) on investment
        transactions ...........................        88,016        (184,630)         442,143       2,668,632
   Net change in unrealized appreciation
      (depreciation) on investments ............       (86,269)        507,201         (535,756)       (181,125)
                                                   -----------     -----------     ------------    ------------
   Net increase (decrease) in net assets
      resulting from operations ................        44,951         412,688           (7,024)      2,541,656
                                                   -----------     -----------     ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA ................................       (47,455)        (76,383)         (89,205)        (85,390)
      Class A ..................................            --              --             (229)             --
                                                   -----------     -----------     ------------    ------------
                                                       (47,455)        (76,383)         (89,434)        (85,390)
                                                   -----------     -----------     ------------    ------------
   In excess of net investment income
      Class AAA ................................            --          (4,237)              --              --
                                                   -----------     -----------     ------------    ------------
   Net realized gain on investment transactions
      Class AAA ................................            --              --       (2,641,964)     (1,366,241)
      Class A ..................................            --              --           (8,512)             --
                                                   -----------     -----------     ------------    ------------
                                                            --              --       (2,650,476)     (1,366,241)
                                                   -----------     -----------     ------------    ------------
   Total distributions to shareholders .........       (47,455)        (80,620)      (2,739,910)     (1,451,631)
                                                   -----------     -----------     ------------    ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
      Class AAA ................................       840,561       3,741,651        3,954,524      13,287,843
      Class A ..................................            --              --               --          47,993
                                                   -----------     -----------     ------------    ------------
                                                       840,561       3,741,651        3,954,524      13,335,836
                                                   -----------     -----------     ------------    ------------
   Proceeds from reinvestment of dividends
      Class AAA ................................        33,209          55,378        2,649,998       1,430,533
      Class A ..................................            --              --            8,740              --
                                                   -----------     -----------     ------------    ------------
                                                        33,209          55,378        2,658,738       1,430,533
                                                   -----------     -----------     ------------    ------------
   Cost of shares redeemed
      Class AAA ................................      (919,701)     (3,068,215)      (4,847,142)    (10,848,095)
                                                   -----------     -----------     ------------    ------------
                                                      (919,701)     (3,068,215)      (4,847,142)    (10,848,095)
                                                   -----------     -----------     ------------    ------------
   Net increase (decrease) in net assets from
      shares of beneficial interest transactions       (45,931)        728,814        1,766,120       3,918,274
                                                   -----------     -----------     ------------    ------------
   Net increase (decrease) in net assets .......       (48,435)      1,060,882         (980,814)      5,008,299
NET ASSETS:
   Beginning of period .........................     2,844,743       1,783,861       15,213,673      10,205,374
                                                   -----------     -----------     ------------    ------------
   End of period ...............................   $ 2,796,308     $ 2,844,743     $ 14,232,859    $ 15,213,673
                                                   ===========     ===========     ============    ============

                See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Westwood Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and currently consists of six active separate investment portfolios: Equity Fund, Balanced Fund, Intermediate Bond Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites Fund (collectively, the "Funds"), each with four classes of shares known as the Class AAA Shares (formerly the "Retail Class"), Class A Shares (formerly the "Service Class"), Class B Shares and Class C Shares. At March 31, 2001, the Funds had no Class A, Class B or Class C Shares outstanding, with the exception of Equity Fund Class A Shares, Balanced Fund Class A Shares and Mighty Mites Fund Class A Shares. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. The Gabelli Westwood Cash Management Fund has not commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange, quoted by the National Association of Securities Dealers Automated Quotations, Inc. ("Nasdaq") or traded on foreign exchanges are valued at the last sale price on that exchange as of the close of business on the day the securities are being valued (if there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day, except for open short positions, which are issued at the last asked price). All other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest average of the bid and asked prices. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Advisers, Inc. (the "Adviser"). Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Trustees determine such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Trustees. Debt instruments having a maturity greater than 60 days are valued at the highest bid price obtained from a dealer maintaining an active market in those securities.

ACCOUNTING FOR REAL ESTATE INVESTMENT TRUSTS. The Funds own shares of real estate investment trusts ("REITS") which report information on the source of their distributions annually. Distributions received from REITS during the year which are known to be a return of capital are recorded as a reduction to the cost of the individual REIT.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income are declared and paid annually for the Equity Fund, SmallCap Equity Fund and Mighty Mites Fund, and quarterly for the Balanced Fund and Realty Fund. The Intermediate Bond Fund declares dividends daily and pays those dividends monthly. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

PROVISION FOR INCOME TAXES. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute all of their taxable income for the fiscal year.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

CONCENTRATION RISK. The Realty Fund invests a substantial portion of its assets in REITS; therefore it may be more affected by economic developments in the real estate industry than would a general equity fund.

3. INVESTMENT ADVISORY AGREEMENTS. The Funds have entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Equity Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites Fund, 0.75% for the Balanced Fund, and 0.60% for the Intermediate Bond Fund, of each Fund's average daily net assets. The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the Intermediate Bond Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites Fund in the event annual expenses of such Funds exceed certain prescribed limits. Such fee waiver/reimbursement arrangement will continue until at least March 31, 2001. For the six months ended March 31, 2001, the Adviser was entitled to fees of $1,175,652, $148,801, $14,004, $73,171, $588,361 and
$21,531 for the Equity, SmallCap Equity, Realty, Mighty Mites, Balanced and Intermediate Bond Funds, respectively. For the six months ended March 31, 2001, the Adviser waived fees or reimbursed expenses in the amount of $5,045, $24,242, $40,004 and $25,949 for the SmallCap Equity, Realty, Mighty Mites and Intermediate Bond Funds, respectively.

The Funds, with the exception of the Mighty Mites Fund, have also entered into a sub-advisory agreement with Westwood Management Corp. (the "Sub-Adviser") whereby the Adviser pays the Sub-Adviser the greater of $150,000 per year on an aggregate basis for the Funds or a fee of 35% of net revenues to the Adviser from the Funds. For the six months ended March 31, 2001, the Adviser paid to the Sub-Adviser fees of $315,720, $40,081, $3,767, $144,440 and $4,817 for the
Equity, SmallCap Equity, Realty, Balanced and Intermediate Bond Funds, respectively.

4. DISTRIBUTION PLANS. The Funds have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of Gabelli Asset Management Inc., serves as distributor of the Funds. The Class AAA Share Plan authorizes payment by the Funds to Gabelli & Company in connection with the distribution of its Class AAA shares at an annual rate of 0.25% of the average daily net assets of those Funds each fiscal year. Such payments are accrued daily and paid monthly. For the six months ended March 31, 2001, the Funds incurred distribution expenses in the amounts of $291,146, $186,762, $8,975, $37,200, $3,501 and $18,140 for Class AAA of the Equity,
Balanced, Intermediate Bond, SmallCap Equity, Realty and Mighty Mites Funds, respectively.

Under the Class A Share Plan for the Equity, Balanced, and Mighty Mites Funds, the Plan authorizes payment to Gabelli & Company in connection with the distribution of its Class A shares at an annual rate of 0.50% of the average daily net assets

--------------------------------------------------------------------------------

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

of those Funds each fiscal year. Such payments are accrued daily and paid monthly. For the six months ended March 31, 2001, the Funds incurred distribution expenses in the amounts of $5,530 for the Equity Fund, $19,600 for the Balanced Fund, and $120 for the Mighty Mites Fund.

Under the Class B Share Plan for the Equity, Balanced, Intermediate Bond, and Small Cap Equity Funds, the Plan authorizes payment to Gabelli & Company in connection with the distribution of its Class B shares at an annual rate of 1.00% of the average daily net assets of those Funds each fiscal year. Such payments are accrued daily and paid monthly. For the six months ended March 31, 2001, the Funds incurred distribution expenses in the amounts of $1 for the Equity Fund, $0 for the Balanced Fund, $1 for the Intermediate Fund, and $0 for the Small Cap Equity Fund.

Under the Class C Share Plan for the Equity and Intermediate Bond Funds, the Plan authorizes payment to Gabelli & Company in connection with the distribution of its Class C shares at an annual rate of 1.00% of the average daily net assets of those Funds each fiscal year. Such payments are accrued daily and paid monthly. For the six months ended March 31, 2001, the Funds incurred distribution expenses of $6 for the Equity Fund and $2 for the Intermediate Bond Fund.

5. ORGANIZATIONAL EXPENSES. The organizational expenses of the Funds are being amortized on a straight-line basis over a period of 60 months from the commencement of the respective Fund's investment operations.

6. PORTFOLIO SECURITIES. Purchases and sales of securities for the six months ended March 31, 2001, other than short term securities, are as follows:

                                                 PURCHASES         SALES
                                             ----------------  ---------------
                  Equity Fund ...............   $185,484,726   $114,314,751
                  Balanced Fund .............     82,851,772     58,948,769
                  Intermediate Bond Fund ....      3,607,040      2,998,428
                  SmallCap Equity Fund ......     31,875,311     29,429,897
                  Realty Fund ...............      1,328,164      1,313,597
                  Mighty Mites Fund .........      2,798,581      5,051,414

7. TRANSACTIONS WITH AFFILIATES. During the six months ended March 31, 2001, the Mighty Mites Fund paid brokerage commissions of $7,906 to Gabelli & Company and its affiliates.

8. FEDERAL INCOME TAX INFORMATION. The Intermediate Bond Fund has capital loss carryforwards for Federal income tax purposes of $261,089 and $107,089 available through September 2003 and 2008, respectively. The Realty Fund has capital loss carryforwards for Federal income tax purposes of $33,537 and $244,003 available through September 2007 and 2008, respectively. These loss carryforwards are available to reduce distributions of net capital gains to shareholders.

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Intermediate Bond Fund incurred losses of $115,863 after October 31, 1999. Such losses will be treated, for tax purposes, as arising on October 1, 2000.

9. NEW SHARE CLASSES. On November 16, 1999, the Board of Trustees of the Funds approved an amended and restated Rule 18f-3 Multi-Class Plan relating to the creation of two additional classes of shares of the Funds--Class B Shares and Class C Shares (the "New Share Classes"). The existing Retail Class was redesignated as Class AAA, while the existing Service Class was redesignated as Class A. In addition, the Board also approved an Amended andRestated Distribution Agreement, Rule 12b-1 plan for each of the New Share Classes and an Amended and Restated Plan of Distribution for the existing classes of shares (Class AAA Shares and Class A Shares). The Class B and Class C Shares commenced being offered to the public on June 15, 2000.

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


10. SHARES OF BENEFICIAL INTEREST. Transactions in shares of beneficial interest were as follows:

                                        EQUITY FUND              BALANCED FUND         INTERMEDIATE BOND FUND
                             ------------------------------- --------------------------  -----------------------------
                              SIX MONTHS ENDED  YEAR ENDED SIX MONTHS ENDED YEAR ENDED SIX MONTHS ENDED  YEAR ENDED
                                  MARCH 31,   SEPTEMBER 30,    MARCH 31,   SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,
                                    2001          2000            2001          2000          2001         2000
                              ---------------- -------------- ------------ ------------ --------------- -------------
CLASS AAA
Shares sold .................      9,111,089     7,642,488     3,413,645     2,581,544       555,537       110,812
Shares issued upon
   reinvestment of dividends       2,603,323     1,736,758     1,247,212     1,149,946        12,497        27,362
Shares redeemed .............     (2,132,095)   (5,844,402)   (1,387,568)   (5,880,104)     (490,656)     (119,868)
                                  ----------    ----------    ----------    ----------    ----------    ----------
   Net increase (decrease) in
      Class AAA shares ......      9,582,317     3,534,844     3,279,289    (2,148,614)       77,378        18,306
                                  ==========    ==========    ==========    ==========    ==========    ==========
CLASS A
Shares sold ...................       28,080        24,015        24,998        34,255
Shares issued upon reinvestment
   of dividends ...............       26,414        23,972        49,040        55,188
Shares redeemed ...............       (7,576)      (68,217)      (53,292)     (249,556)
                                  ----------    ----------    ----------    ----------
   Net increase (decrease) in
      Class A shares ..........       46,918       (20,230)       20,746      (160,113)
                                  ==========    ==========    ==========    ==========
CLASS B
Shares sold .................          1,421            --           161            --         2,057            --
                                  ----------    ----------    ----------    ----------    ----------    ----------
   Net increase in Class B shares      1,421            --           161            --         2,057            --
                                  ==========    ==========    ==========    ==========    ==========    ==========
CLASS C
Shares sold .....................        488            --                                       896            --
Shares redeemed .................         --            --                                      (896)           --
                                  ----------    ----------                                ----------    ----------
   Net increase in Class C shares        488            --                                         0            --
                                  ==========    ==========                                ==========    ==========

                                     SMALLCAP EQUITY FUND           REALTY FUND             MIGHTY MITES(SM) FUND
                             ------------------------------- --------------------------  --------------------------
CLASS AAA
Shares sold .....................    881,463     1,565,308        91,958       437,198       328,533       972,257
Shares issued upon reinvestment
   of dividends .................    674,271        51,436         3,631         6,839       248,593       111,673
Shares redeemed .................   (810,966)   (1,182,888)     (101,358)     (365,888)     (406,071)     (791,596)
                                  ----------    ----------    ----------    ----------    ----------    ----------
   Net increase (decrease) in
      Class AAA shares ..........    744,768       433,856        (5,769)       78,149       171,055       292,334
                                  ==========    ==========    ==========    ==========    ==========    ==========
CLASS A
Shares sold .....................                                                                 --         3,460
Shares issued upon reinvestment
   of dividends .................                                                                820            --
Shares redeemed .................                                                                 --            --
                                                                                          ----------    ----------
   Net increase in Class A shares                                                                820         3,460
                                                                                          ==========    ==========
CLASS B
Shares sold .....................        274            --
                                  ----------    ----------
   Net increase in Class B shares        274            --
                                  ==========    ==========

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial  interest  outstanding  throughout  each period:
                                        OPERATING PERFORMANCE                               DISTRIBUTIONS TO SHAREHOLDERS
                      ------------------------------------------------------   -----------------------------------------------------
                                                      NET
                                                    REALIZED
                       NET ASSET       NET            AND            TOTAL                       NET                         NET
                         VALUE,    INVESTMENT   UNREALIZED GAIN      FROM        NET          REALIZED                  ASSET VALUE,
PERIOD ENDED           BEGINNING     INCOME        (LOSS) ON      INVESTMENT   INVESTMENT      GAIN ON        TOTAL        END OF
SEPTEMBER 30, 2001     OF PERIOD    (LOSS)(E)    INVESTMENTS(D)   OPERATIONS     INCOME      INVESTMENTS  DISTRIBUTIONS    PERIOD
------------------    ---------   ----------   ---------------   ----------   ----------    -----------  ------------- ------------
EQUITY FUND

CLASS AAA
2001 (a)                $11.12       $0.02           ($0.13)       ($0.11)      ($0.01)       ($1.31)       ($1.32)        $9.69
2000                     10.46       (0.00)(d)         1.86          1.86        (0.02)        (1.18)        (1.20)        11.12
1999                      8.99        0.04             1.72          1.76        (0.06)        (0.23)        (0.29)        10.46
1998                      9.57        0.07            (0.22)        (0.15)       (0.06)        (0.37)        (0.43)         8.99
1997                      7.68        0.07             2.72          2.79        (0.07)        (0.83)        (0.90)         9.57
1996                      6.59        0.08             1.59          1.67        (0.06)        (0.52)        (0.58)         7.68

CLASS A
2001 (a)                $11.10       $0.01           ($0.13)       ($0.12)          --        ($1.31)       ($1.31)        $9.67
2000                     10.46       (0.03)            1.85          1.82           --         (1.18)        (1.18)        11.10
1999                      8.97        0.02             1.73          1.75        (0.03)        (0.23)        (0.26)        10.46
1998                      9.57        0.08            (0.25)        (0.17)       (0.06)        (0.37)        (0.43)         8.97
1997                      7.69        0.06             2.71          2.77        (0.06)        (0.83)        (0.89)         9.57
1996                      6.57        0.06             1.58          1.64           --         (0.52)        (0.52)         7.69

CLASS B
2001 (f)                 $9.65      $(0.00)(d)        $0.04         $0.04           --            --         $0.00         $9.69

CLASS C
2001 (g)                $10.19      ($0.01)          ($0.40)       ($0.41)          --            --         $0.00         $9.68




                       DISTRIBUTIONS
                      TO SHAREHOLDERS                          RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                      ----------------           -----------------------------------------------------------------------------

                                                                     NET
                                                   NET ASSETS,   INVESTMENT         EXPENSES           EXPENSES
                                                     END OF     INCOME (LOSS)        NET OF             BEFORE          PORTFOLIO
PERIOD ENDED               TOTAL                    PERIOD      TO AVERAGE          WAIVERS/            WAIVERS/        TURNOVER
SEPTEMBER 30, 2001         RETURN+                 (IN 000'S)    NET ASSETS      REIMBURSEMENTS(B)   REIMBURSEMENTS(C)    RATE
------------------        ------                  -----------  -------------     ----------------   -----------------   --------
EQUITY FUND

CLASS AAA
2001 (a)                    (0.9)%                  $270,472       0.40%(h)          1.42%(h)             1.42%(h)          49%
2000                        19.3                     204,094       0.00              1.48                 1.48              91
1999                        19.8                     155,036       0.38              1.49                 1.49              67
1998                        (1.4)                    175,391       0.73              1.47                 1.47              77
1997                        39.6                     128,697       1.11              1.53                 1.59              61
1996                        26.9                      29,342       1.16              1.50                 1.95             106

CLASS A
2001 (a)                    (1.0)                     $2,311       0.15%(h)          1.67%(h)             1.67%(h)          49%
2000                        19.0                       2,133      (0.25)             1.73                 1.73              91
1999                        19.5                       2,222       0.13              1.74                 1.74              67
1998                        (1.8)                      2,468       0.46              1.72                 1.72              77
1997                        39.3                       3,338       0.85              1.78                 1.84              61
1996                        26.3                       1,221       0.92              1.74                 2.19             106

CLASS B
2001 (f)                     0.4%                        $14      (0.35)%(h)         2.17%(h)             2.17%(h)          49%

CLASS C
2001 (g)                    (5.0)%                        $5      (0.35)%(h)         2.17%(h)             2.17%(h)          49%

--------------------------

+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a)  For the period ended March 31, 2001; unaudited.
(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.41% (Class AAA), 1.66% (Class A) and 2.16% (Class B and Class C) for the period ended March 31, 2001, 1.47% (Class AAA) and 1.72% (Class A) for 2000, 1.44% (Class AAA) and 1.69% (Class A) for 1999, 1.45% (Class AAA) and 1.70% (Class A) for 1998, 1.50%
     (Class AAA) and 1.75% (Class A) for 1997 and 1.44% (Class AAA) and 1.68% (Class A) for 1996.
(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(d)  Amount represents less than $0.005 per share.
(e) Per share amounts have been calculated using the monthly average shares outstanding method.
(f)  Period from March 27, 2001 (inception date of Class B) to March 31, 2001.
(g)  Period  from  February  14, 2001  (inception  date of Class C) to March 31,
     2001.
(h)  Annualized.

               See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial  interest  outstanding  throughout  each period:
                                        OPERATING PERFORMANCE                               DISTRIBUTIONS TO SHAREHOLDERS
                       -----------------------------------------------------    ----------------------------------------------------
                                                      NET
                                                    REALIZED
                       NET ASSET                      AND           TOTAL                       NET                         NET
                         VALUE,        NET       UNREALIZED GAIN    FROM           NET       REALIZED                  ASSET VALUE,
PERIOD ENDED           BEGINNING    INVESTMENT     (LOSS) ON      INVESTMENT    INVESTMENT     GAIN ON        TOTAL        END OF
SEPTEMBER 30, 2001     OF PERIOD     INCOME(E)    INVESTMENTS(C)   OPERATIONS      INCOME     INVESTMENTS  DISTRIBUTIONS    PERIOD
------------------     ---------   ----------   ---------------   ----------    ----------   -----------  ------------- ------------
BALANCED FUND

CLASS AAA
2001 (a)                $12.40        $0.14          $0.10           $0.24        ($0.14)      ($1.10)       ($1.24)       $11.40
2000                     11.98         0.27           1.23             1.5         (0.27)       (0.81)        (1.08)        12.40
1999                     10.98         0.25           1.12            1.37         (0.25)       (0.12)        (0.37)        11.98
1998                     11.49         0.26           0.05            0.31         (0.26)       (0.56)        (0.82)        10.98
1997                      9.71         0.25           2.36            2.61         (0.25)       (0.58)        (0.83)        11.49
1996                      8.47         0.22           1.37            1.59         (0.22)       (0.13)        (0.35)         9.71

CLASS A
2001 (a)                $12.36        $0.13          $0.11           $0.24        ($0.13)      ($1.10)       ($1.23)       $11.37
2000                     11.95         0.24           1.22            1.46         (0.24)       (0.81)        (1.05)        12.36
1999                     10.96         0.22           1.11            1.33         (0.22)       (0.12)        (0.34)        11.95
1998                     11.46         0.26           0.02            0.28         (0.22)       (0.56)        (0.78)        10.96
1997                      9.69         0.24           2.33            2.57         (0.22)       (0.58)        (0.80)        11.46
1996                      8.45         0.20           1.37            1.57         (0.20)       (0.13)        (0.33)         9.69

CLASS B
2001 (f)                $11.35        $0.00(d)       $0.05           $0.05            --           --            --        $11.40




                         DISTRIBUTIONS
                        TO SHAREHOLDERS                         RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                        ---------------            ---------------------------------------------------------------------------

                                                                       NET
                                                    NET ASSETS,   INVESTMENT          EXPENSES          EXPENSES
                                                      END OF     INCOME (LOSS)         NET OF            BEFORE         PORTFOLIO
PERIOD ENDED                 TOTAL                    PERIOD      TO AVERAGE          WAIVERS/           WAIVERS/         TURNOVER
SEPTEMBER 30, 2001          RETURN+                 (IN 000'S)    NET ASSETS      REIMBURSEMENTS(B)   REIMBURSEMENTS(C)     RATE
------------------          ------                  -----------  -------------    -----------------   -----------------   --------
BALANCED FUND

CLASS AAA
2001 (a)                       2.1%                   $165,456         2.36%(g)          1.16%(g)            1.16%(g)         39%
2000                          13.4                     139,350         2.21              1.19                1.19             67
1999                          12.6                     160,352         2.06              1.20                1.20             86
1998                           2.8                     128,222         2.37              1.20                1.20             77
1997                          28.3                      67,034         2.60              1.28                1.36            110
1996                          19.1                      23,158         2.62              1.32                1.71            111

CLASS A
2001 (a)                       2.1%                     $7,333         2.11%(g)          1.41%(g)            1.41%(g)         39%
2000                          13.1                       7,720         1.96              1.44                1.44             67
1999                          12.2                       9,374         1.81              1.45                1.45             86
1998                           2.6                      14,585         2.16              1.45                1.45             77
1997                          28.0                      14,444         2.37              1.53                1.61            110
1996                          18.9                      11,216         2.34              1.57                1.96            111

CLASS B
2001 (f)                       0.4%                         $2         1.61%(g)          1.91%(g)            1.91%(g)         39%


--------------------------

+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a)  For the period ended March 31, 2001; unaudited.
(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.14 % (Class AAA), 1.39% (Class
     A) and 1.89% (Class B) for the period  ended March 31,  2001,  1.17% (Class
     AAA) and 1.42% (Class A) for 2000, 1.15% (Class AAA) and 1.40% (Class A) for 1999, 1.17% (Class AAA) and 1.42% (Class A) for 1998, 1.25% (Class AAA) and 1.50% (Class A) for 1997 and 1.24% (Class AAA) and 1.49% (Class A) for 1996.
(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(d)  Amount represents less than $0.005 per share.
(e) Per share amounts have been calculated using the monthly average shares outstanding method.
(f)  Period from March 27, 2001 (inception date of Class B) to March 31, 2001.
(g)  Annualized.

               See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:
                                              OPERATING PERFORMANCE                          DISTRIBUTIONS TO SHAREHOLDERS
                            --------------------------------------------------------    ---------------------------------------
                                                              NET
                                                            REALIZED
                             NET ASSET         NET            AND            TOTAL                      IN EXCESS       NET
                               VALUE,      INVESTMENT   UNREALIZED GAIN      FROM           NET          OF NET       REALIZED
  PERIOD ENDED               BEGINNING       INCOME        (LOSS) ON      INVESTMENT    INVESTMENT     INVESTMENT     GAIN ON
SEPTEMBER 30, 2001           OF PERIOD      (LOSS)       INVESTMENTS      OPERATIONS      INCOME         INCOME     INVESTMENTS
------------------           ---------     ----------   ---------------   ----------    ----------     ----------  -------------
INTERMEDIATE BOND FUND

CLASS AAA
2001 (a)                       $10.08         $0.26          $0.47           $0.73        $(0.26)           --            --
2000                             9.99          0.51           0.09            0.60         (0.51)           --            --
1999                            10.74          0.50          (0.75)          (0.25)        (0.50)           --            --
1998                            10.29          0.57           0.45            1.02         (0.57)           --            --
1997                             9.88          0.68           0.41            1.09         (0.68)           --            --
1996                             9.98          0.51          (0.10)           0.41         (0.51)           --            --

CLASS B
2001 (f)                       $10.53         $0.01          $0.02           $0.03        $(0.01)           --            --

SMALLCAP EQUITY FUND

CLASS AAA
2001 (f)                       $22.10        $(0.10)        $(6.71)         $(6.81)           --            --        $(4.96)
2000                            17.77         (0.27)          5.39            5.12            --            --         (0.79)
1999                            11.18         (0.12)          6.71            6.59            --            --            --
1998                            14.48         (0.09)         (2.39)          (2.48)           --         (0.08)        (0.60)
1997 (d)                        10.00          0.08           4.40            4.48            --            --            --

CLASS B
2001 (f)                       $10.41        $(0.00)(e)     $(0.08)         $(0.08)           --            --            --




                                    DISTRIBUTIONS TO SHAREHOLDERS                RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                         -------------------------------------------------       ---------------------------------------------------
                          IN EXCESS                                                                 NET
                          OF NET                         NET                      NET ASSETS,   INVESTMENT         EXPENSES
                          REALIZED                   ASSET VALUE,                    END OF     INCOME (LOSS)        NET OF
PERIOD ENDED              GAIN ON          TOTAL        END OF      TOTAL            PERIOD      TO AVERAGE         WAIVERS/
SEPTEMBER 30, 2001       INVESTMENTS   DISTRIBUTIONS    PERIOD     RETURN+         (IN 000'S)    NET ASSETS      REIMBURSEMENTS(B)
------------------       ------------  ------------- ------------  -------        ----------    ------------     -----------------
INTERMEDIATE BOND FUND

CLASS AAA
2001 (a)                      --          $(0.26)       $10.55       7.3%           $7,572        5.06%(g)          1.08%(g)
2000                          --           (0.51)        10.08       6.4             6,451        5.16              1.06
1999                          --           (0.50)         9.99      (2.4)            6,214        4.82              1.05
1998                          --           (0.57)        10.74      10.2             7,618        5.45              1.08
1997                          --           (0.68)        10.29      11.4             5,912        6.71              1.11
1996                          --           (0.51)         9.88       4.5             5,496        5.43              1.09

CLASS B
2001 (f)                      --          $(0.01)       $10.55       0.2%              $22        4.31%(g)          1.83%(g)

SMALLCAP EQUITY FUND

CLASS AAA
2001 (f)                      --          $(4.96)       $10.33     (33.7)%         $24,013       (1.41)%(g)         1.58%(g)
2000                          --           (0.79)        22.10      29.4            34,911       (1.39)             1.58
1999                          --              --         17.77      58.9            20,361       (0.88)             1.62
1998                       $(0.14)         (0.82)        11.18     (17.7)           11,694       (0.74)             1.72
1997 (d)                      --              --         14.48      44.8             8,546        1.89(g)           1.89(g)

CLASS B
2001 (f)                      --              --        $10.33      (0.8)%              $3       (2.16)%(g)         2.33%(g)


                             RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                             ---------------------------------------------------

                                         EXPENSES
                                          BEFORE            PORTFOLIO
PERIOD ENDED                             WAIVERS/           TURNOVER
SEPTEMBER 30, 2001                    REIMBURSEMENTS(C)       RATE
------------------                    ----------------      --------
INTERMEDIATE BOND FUND

CLASS AAA
2001 (a)                                    1.80%(g)          43%
2000                                        1.94              57
1999                                        1.59             103
1998                                        2.08             232
1997                                        1.70             628
1996                                        2.46             309

CLASS B
2001 (f)                                    2.05%(g)          43%

SMALLCAP EQUITY FUND

CLASS AAA
2001 (f)                                    1.62%(g)         102%
2000                                        1.63             218
1999                                        1.72             178
1998                                        2.11             200
1997 (d)                                    2.45(g)          146

CLASS B
2001 (f)                                   12.37%(g)         102%

--------------------------

+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a)  For the period ended March 31, 2001; unaudited.
(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the Intermediate Bond Fund Class AAA, Intermediate Bond Fund Class B, Small Cap Equity Fund Class AAA and Small Cap Equity Fund Class B would be 1.00%, 1.75%, 1.50% and 2.25%, respectively, for each period.
(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(d)  Period from April 15, 1997 (inception date of Fund) to September 30, 1997.
(e)  Amount represents less than $0.005 per share.
(f)  Period from March 27, 2001 (inception date of Class B) to March 31, 2001.
(g)  Annualized.

               See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                       OPERATING PERFORMANCE                                DISTRIBUTIONS TO SHAREHOLDERS
                       ---------------------------------------------------    ------------------------------------------------------
                                                    NET
                                                  REALIZED                                                IN EXCESS
                        NET ASSET                   AND           TOTAL                       NET          OF NET
                          VALUE,        NET      UNREALIZED       FROM           NET        REALIZED      REALIZED
PERIOD ENDED            BEGINNING   INVESTMENT   GAIN (LOSS)    INVESTMENT    INVESTMENT     GAIN ON      GAIN ON          TOTAL
SEPTEMBER 30, 2001      OF PERIOD     INCOME    ON INVESTMENTS  OPERATIONS      INCOME     INVESTMENTS   INVESTMENTS   DISTRIBUTIONS
------------------      ---------   ----------  --------------- ----------    ----------   ----------    -----------   -------------
REALTY FUND

CLASS AAA
2001 (a)                  $9.10       $0.14         $0.03          $0.17        $(0.15)          --            --         $(0.15)
2000                       7.61        0.38          1.46           1.84         (0.35)          --            --          (0.35)
1999                       8.43        0.22         (0.81)         (0.59)        (0.23)          --            --          (0.23)
1998                      10.00        0.37         (1.37)         (1.00)        (0.33)          --         $(0.24)        (0.57)

MIGHTY MITES(SM) FUND

CLASS AAA
2001 (a)                 $14.00       $0.07(h)     $(0.22)(h)     $(0.15)       $(0.08)      $(2.46)           --         $(2.54)
2000                      12.91        0.05(h)       2.76(h)        2.81         (0.10)       (1.62)           --          (1.72)
1999                       9.70        0.10          3.20           3.30         (0.09)          --            --          (0.09)
1998 (e)                  10.00        0.04         (0.34)         (0.30)           --           --            --             --

CLASS A
2001 (a)                 $14.00       $0.06(h)     $(0.22)(h)     $(0.16)       $(0.07)      $(2.46)           --         $(2.53)
2000 (f)                  13.96        0.00(g)(h)    0.04(h)        0.04            --           --            --             --



                             DISTRIBUTIONS
                            TO SHAREHOLDERS                       RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                      ------------------------   ----------------------------------------------------------------------------------
                                                                     NET
                          NET                     NET ASSETS,     INVESTMENT         EXPENSES             EXPENSES
                       ASSET VALUE,                   END OF     INCOME (LOSS)       NET OF               BEFORE          PORTFOLIO
PERIOD ENDED             END OF         TOTAL        PERIOD       TO AVERAGE         WAIVERS/             WAIVERS/         TURNOVER
SEPTEMBER 30, 2001       PERIOD        RETURN+     (IN 000'S)    NET ASSETS(C)   REIMBURSEMENTS(B)     REIMBURSEMENTS(C)     RATE
------------------     ------------    -------    -----------    -------------   -----------------     -----------------  ---------
REALTY FUND

CLASS AAA
2001 (a)                  $9.12         (1.9)%       $2,796        (3.08)%(d)          1.64%(d)             3.37%(d)           48%
2000                       9.10         24.9          2,845         4.52               1.73                 4.14               74
1999                       7.61         (5.7)         1,784         4.32               1.60                 3.68               55
1998                       8.43        (10.5)         1,815         3.87               1.70                 3.95              142

MIGHTY MITES(SM) FUND

CLASS AAA
2001 (a)                 $11.31          2.1%       $14,185         1.18%(d)           1.54%(d)             2.09%(d)           23%
2000                      14.00         23.0         15,165         0.38               1.50                 2.01               67
1999                      12.91         34.2         10,205         0.94               1.01                 2.32               88
1998 (e)                   9.70         (3.0)         4,838         1.60(d)            2.05(d)              4.50(d)            18

CLASS A
2001 (a)                 $11.31          2.1%           $48         0.93%(d)           1.79%(d)             2.34%(d)           23%
2000 (f)                  14.00          0.3             49         0.13(d)            1.75(d)              2.26(d)            67

--------------------------

+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a)  For the period ended March 31, 2001; unaudited.
(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the Realty Fund, Mighty Mites Fund Class AAA and Mighty Mites Fund Class A would be 1.50%, 1.50% and 1.75%, respectively for the period ended March 31, 2001 and the year ended September 30, 2000. For the year ended September 30, 1999, Realty and Mighty Mites Funds expense ratios would be 1.50% and 1.00%, respectively, and for the year ended September 30, 1998, for Realty and Mighty Mites would be 1.50% and 2.00%, respectively.
(c) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(d)  Annualized.
(e)  Period from May 11, 1998  (inception  date of Class AAA) to  September  30,
     1998.
(f)  Period from June 15, 2000 (offering date of Class A) to September 30, 2000.
(g)  Amount represents less than $0.005 per share.
(h) Per share amounts have been calculated using the monthly average shares outstanding method.


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
     ----------------------------------------------------------------------

     WHO ARE WE?

     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

     If you apply to open an account  directly  with us, you will be giving
     us  some  non-public   information  about  yourself.   The  non-public
     information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

     We restrict access to non-public personal information about you to the people who need to know that information in order to perform their jobs or provide services to you and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

                           THE GABELLI WESTWOOD FUNDS
                           ==========================

         EQUITY FUND                              SMALLCAP EQUITY FUND
         BALANCED FUND                            REALTY FUND
         INTERMEDIATE BOND FUND                   MIGHTY MITES(SM) FUND
                                   (Unaudited)

                   GABELLI WESTWOOD FUNDS -- CLASS AAA SHARES
                   ------------------------------------------

                  Average Annual Returns -- March 31, 2001 (a)
                                                                                  Since         Inception
                                           1 Year       5 Year      10 Year     Inception          Date
                                           --------------------------------------------------------------
    Equity ............................      3.79%       15.93%      15.87%       14.59%         01/02/87
    Balanced ..........................      6.60        12.68         --         13.45          10/01/91
    Intermediate Bond .................     11.38         7.05         --          6.69          10/01/91
    SmallCap Equity ...................    (35.35)          --         --         13.01          04/15/97
    Realty ............................     20.54           --         --          2.07          09/30/97
    Mighty Mites(SM) ..................     (1.00)          --         --         17.69          05/11/98


                    GABELLI WESTWOOD FUNDS -- CLASS A SHARES
                    ----------------------------------------
                 Average Annual Returns -- March 31, 2001 (a)(b)

                                                                                Since           Inception
                                           1 Year             5 Year          Inception           Date
                                           --------------------------------------------------------------
    Equity ............................     (0.54)%           14.68%            16.03%           01/28/94
    Balanced ..........................      2.08             11.50             12.94            04/06/93
    Mighty Mites(SM) ..................        --                --             (0.34)(c)        06/15/00(d)


          GABELLI WESTWOOD FUNDS -- CLASS B SHARES                    GABELLI WESTWOOD FUNDS -- CLASS C SHARES
         -----------------------------------------                  -------------------------------------------

        Average Annual Returns -- March 31, 2001 (a)                Average Annual Returns -- March 31, 2001 (a)

                                  Since          Inception                                 Since        Inception
                                Inception          Date                                  Inception        Date
                               --------------------------                                ------------------------
    Equity .................    0.41%(c)         03/27/01                Equity ......   (5.00)%(c)      02/14/01
    Balanced ...............    0.44(c)          03/27/01
    Intermediate Bond ......    0.24(c)          03/27/01
    SmallCap Equity ........   (0.77)(c)         03/27/01


(a) Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. The net asset value of the Fund is reduced on the ex-dividend (payment) date by the amount of the dividend paid. Of course, returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost.
(b) Includes the effect of the maximum 4.0% sales charge at the beginning of the period.
(c) Not annualized. Performance is for less than one year and does not reflect redemption fees at the end of the period.
(d)  Offering date.

                           THE GABELLI WESTWOOD FUNDS
                           ==========================

                              One Corporate Center
                            Rye, New York 10580-1434

                        GENERAL AND ACCOUNT INFORMATION:
                         1-800-GABELLI [1-800-422-3554]
                               fax: 1-914-921-5118
                             http://www.gabelli.com
                            e-mail: info@gabelli.com


                                Board of Trustees

SUSAN M. BYRNE                                 JAMES P. CONN
PRESIDENT AND CHIEF                            FORMER CHIEF INVESTMENT OFFICER
INVESTMENT OFFICER                             FINANCIAL SECURITY ASSURANCE
                                               HOLDINGS LTD.

KARL OTTO POHL                                 WERNER J. ROEDER, MD
FORMER PRESIDENT                               MEDICAL DIRECTOR
DEUTCHE BUNDESBANK                             LAWRENCE HOSPITAL

ANTHONY J. COLAVITA
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.



                                    Officers

SUSAN M. BYRNE                                 BRUCE N. ALPERT
PRESIDENT AND CHIEF                            VICE PRESIDENT AND TREASURER
INVESTMENT OFFICER

LYNDA J. CALKIN, CFA                           PATRICIA R. FRAZE
VICE PRESIDENT                                 VICE PRESIDENT

JAMES E. McKEE
SECRETARY

                               Investment Adviser
                               ------------------
                             Gabelli Advisers, Inc.

                             Investment Sub-Adviser
                             ----------------------
                         Westwood Management Corporation

                                   Distributor
                                   -----------
                             Gabelli & Company, Inc.

                                    Custodian
                                    ---------
                              The Bank of New York

                                  Legal Counsel
                                  -------------
                      Paul, Hastings, Janofsky & Walker LLP

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This report is submitted for the information of the  shareholders of The Gabelli
Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GABWWQ101SR


                                       THE
                                     GABELLI
                                    WESTWOOD
                                      FUNDS


                                   EQUITY FUND
                                  BALANCED FUND
                             INTERMEDIATE BOND FUND
                              SMALLCAP EQUITY FUND
                                   REALTY FUND
                              MIGHTY MITES(SM) FUND





                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2001